UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22652

First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 55.8%
	Aerospace & Defense – 2.5%
13,384	General Dynamics Corp.	$2,956,526
36,079	HEICO Corp.	3,132,018
11,554	Huntington Ingalls Industries, Inc.	2,978,159
8,481	Lockheed Martin Corp.	2,865,984
8,874	Northrop Grumman Corp.	3,098,091
14,497	Raytheon Co.	3,128,742
		18,159,520
	Air Freight & Logistics – 0.8%
30,569	CH Robinson Worldwide, Inc.	2,864,621
42,099	Expeditors International of Washington, Inc.	2,664,867
		5,529,488
	Airlines – 0.4%
48,630	Delta Air Lines, Inc.	2,665,410
	Auto Components – 0.8%
129,989	Gentex Corp.	2,992,347
15,416	Lear Corp.	2,868,763
		5,861,110
	Banks – 2.6%
86,589	BancorpSouth Bank	2,753,530
31,776	Bank of Hawaii Corp.	2,640,586
64,576	Cathay General Bancorp	2,581,749
105,838	CenterState Bank Corp.	2,807,882
48,769	Commerce Bancshares, Inc.	2,921,751
31,248	South State Corp.	2,665,454
50,824	U.S. Bancorp	2,566,612
		18,937,564
	Beverages – 0.8%
28,058	Dr. Pepper Snapple Group, Inc.	3,321,506
22,708	PepsiCo, Inc.	2,478,578
		5,800,084
	Building Products – 1.5%
74,203	AAON, Inc.	2,893,917
34,229	Allegion PLC	2,919,391
44,438	AO Smith Corp.	2,825,813
39,791	Fortune Brands Home & Security, Inc.	2,343,292
		10,982,413
	Capital Markets – 2.3%
5,299	BlackRock, Inc.	2,870,574
18,646	CME Group, Inc.	3,015,804
14,128	FactSet Research Systems, Inc.	2,817,406
62,849	Franklin Resources, Inc.	2,179,603
38,595	Intercontinental Exchange, Inc.	2,798,909
25,951	T. Rowe Price Group, Inc.	2,801,930
		16,484,226
	Chemicals – 1.5%
16,597	Air Products & Chemicals, Inc.	2,639,421
29,395	Eastman Chemical Co.	3,103,524
20,296	Ecolab, Inc.	2,781,973
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
6,852	NewMarket Corp.	$2,752,311
		11,277,229
	Commercial Services & Supplies – 0.8%
17,475	Cintas Corp.	2,980,885
58,528	Rollins, Inc.	2,986,684
		5,967,569
	Communications Equipment – 0.8%
71,104	Cisco Systems, Inc.	3,049,650
35,761	InterDigital, Inc.	2,632,010
		5,681,660
	Distributors – 0.3%
28,662	Genuine Parts Co.	2,574,994
	Diversified Consumer Services – 0.4%
72,971	Service Corp. International	2,753,926
	Electric Utilities – 0.4%
17,436	NextEra Energy, Inc.	2,847,822
	Electrical Equipment – 1.0%
34,466	Eaton Corp PLC	2,754,178
20,121	Hubbell, Inc.	2,450,335
13,872	Rockwell Automation, Inc.	2,416,503
		7,621,016
	Electronic Equipment, Instruments & Components – 3.0%
31,017	Amphenol Corp., Class A	2,671,494
39,191	CDW Corp.	2,755,519
85,126	Corning, Inc.	2,373,313
43,924	Dolby Laboratories, Inc.	2,791,810
58,414	FLIR Systems, Inc.	2,921,284
13,769	Littelfuse, Inc.	2,866,431
20,031	SYNNEX Corp.	2,371,670
28,652	TE Connectivity, Ltd.	2,862,335
		21,613,856
	Equity Real Estate Investment Trusts – 0.7%
21,769	PS Business Parks, Inc.	2,460,768
13,031	Public Storage	2,611,282
		5,072,050
	Food Products – 2.4%
45,928	General Mills, Inc.	2,069,516
74,836	Hormel Foods Corp.	2,568,372
19,480	Ingredion, Inc.	2,511,362
17,937	J&J Snack Foods Corp.	2,449,477
21,074	Lancaster Colony Corp.	2,595,052
63,629	Mondelez International, Inc., Class A	2,655,238
19,623	Sanderson Farms, Inc.	2,335,529
		17,184,546
	Health Care Equipment & Supplies – 1.1%
29,339	Danaher Corp.	2,872,581
33,725	Medtronic PLC	2,705,420
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
17,587	Stryker Corp.	$2,830,100
		8,408,101
	Health Care Providers & Services – 0.7%
37,561	CVS Health Corp.	2,336,670
12,352	UnitedHealth Group, Inc.	2,643,328
		4,979,998
	Hotels, Restaurants & Leisure – 1.5%
56,524	Cheesecake Factory (The), Inc.	2,725,588
17,140	Cracker Barrel Old Country Store, Inc.	2,728,688
47,416	Starbucks Corp.	2,744,912
12,816	Vail Resorts, Inc.	2,841,307
		11,040,495
	Household Durables – 0.3%
53,324	DR Horton, Inc.	2,337,724
	Household Products – 0.7%
29,642	Procter & Gamble (The) Co.	2,350,018
23,078	WD-40 Co.	3,039,372
		5,389,390
	Industrial Conglomerates – 1.0%
11,570	3M Co.	2,539,846
23,962	Carlisle Cos, Inc.	2,501,872
17,756	Honeywell International, Inc.	2,565,920
		7,607,638
	Insurance – 9.1%
62,048	Aflac, Inc.	2,715,221
26,006	Allstate (The) Corp.	2,465,369
25,089	American Financial Group, Inc.	2,815,488
44,209	AMERISAFE, Inc.	2,442,547
50,797	Argo Group International Holdings, Ltd.	2,915,748
27,006	Assurant, Inc.	2,468,618
80,402	Assured Guaranty, Ltd.	2,910,552
54,181	Axis Capital Holdings Ltd.	3,119,200
105,840	Brown & Brown, Inc.	2,692,570
18,637	Chubb, Ltd.	2,548,983
51,333	CNA Financial Corp.	2,533,284
12,309	Everest Re Group, Ltd.	3,161,197
48,596	First American Financial Corp.	2,851,613
69,401	FNF Group	2,777,428
25,195	Hanover Insurance Group (The), Inc.	2,970,239
48,385	Hartford Financial Services Group (The), Inc.	2,492,795
33,459	Marsh & McLennan Cos., Inc.	2,763,379
38,595	Principal Financial Group, Inc.	2,350,821
47,651	ProAssurance Corp.	2,313,456
48,352	Progressive (The) Corp.	2,946,087
17,464	Reinsurance Group of America, Inc.	2,689,456
30,022	Torchmark Corp.	2,526,952
20,076	Travelers (The) Cos., Inc.	2,787,753
58,040	Validus Holdings Ltd.	3,914,798
		66,173,554
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 3.5%
17,787	Accenture PLC, Class A	$2,730,304
23,238	Automatic Data Processing, Inc.	2,637,048
30,066	Broadridge Financial Solutions, Inc.	3,297,940
17,749	International Business Machines Corp.	2,723,229
23,284	Jack Henry & Associates, Inc.	2,816,200
17,993	MasterCard, Inc., Class A	3,151,654
40,000	Paychex, Inc.	2,463,600
23,883	Visa, Inc., Class A	2,856,884
143,255	Western Union (The) Co.	2,754,794
		25,431,653
	Machinery – 3.2%
15,418	Cummins, Inc.	2,499,104
60,223	Graco, Inc.	2,753,396
20,636	IDEX Corp.	2,940,836
16,323	Illinois Tool Works, Inc.	2,557,161
30,535	Ingersoll-Rand PLC	2,611,048
29,738	Lincoln Electric Holdings, Inc.	2,674,933
15,625	Snap-on, Inc.	2,305,312
16,049	Stanley Black & Decker, Inc.	2,458,707
41,748	Toro (The) Co.	2,607,163
		23,407,660
	Media – 1.1%
135,084	Interpublic Group of (The) Cos., Inc.	3,110,985
37,390	Omnicom Group, Inc.	2,717,131
25,329	Walt Disney (The) Co.	2,544,045
		8,372,161
	Mortgage Real Estate Investment Trusts – 0.7%
229,040	Annaly Capital Management, Inc.	2,388,887
343,845	MFA Financial, Inc.	2,589,153
		4,978,040
	Multiline Retail – 0.3%
48,499	Big Lots, Inc.	2,111,161
	Oil, Gas & Consumable Fuels – 0.4%
26,922	Phillips 66	2,582,358
	Paper & Forest Products – 0.3%
30,042	Neenah Paper, Inc.	2,355,293
	Personal Products – 0.4%
21,403	Estee Lauder (The) Cos., Inc., Class A	3,204,457
	Pharmaceuticals – 0.7%
19,491	Johnson & Johnson	2,497,772
75,188	Pfizer, Inc.	2,668,422
		5,166,194
	Professional Services – 0.8%
38,301	Exponent, Inc.	3,012,374
21,595	ManpowerGroup, Inc.	2,485,584
		5,497,958
	Road & Rail – 0.4%
26,159	Landstar System, Inc.	2,868,334
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 1.2%
14,795	Lam Research Corp.	$3,005,752
28,681	Skyworks Solutions, Inc.	2,875,557
26,074	Texas Instruments, Inc.	2,708,828
		8,590,137
	Software – 1.1%
81,828	CA, Inc.	2,773,969
17,262	Intuit, Inc.	2,992,368
57,598	Oracle Corp.	2,635,108
		8,401,445
	Specialty Retail – 2.5%
39,773	Best Buy Co., Inc.	2,783,712
14,366	Home Depot (The), Inc.	2,560,596
29,301	Lowe’s Cos., Inc.	2,571,163
33,938	Ross Stores, Inc.	2,646,485
35,618	TJX (The) Cos., Inc.	2,905,004
36,432	Tractor Supply Co.	2,295,945
52,674	Williams-Sonoma, Inc.	2,779,080
		18,541,985
	Textiles, Apparel & Luxury Goods – 1.1%
23,178	Carter’s, Inc.	2,412,830
43,537	NIKE, Inc., Class B	2,892,598
36,801	VF Corp.	2,727,690
		8,033,118
	Tobacco – 0.3%
38,136	Altria Group, Inc.	2,376,636
	Trading Companies & Distributors – 0.4%
16,016	Watsco, Inc.	2,898,416
	Total Common Stocks	407,768,389
	(Cost $350,156,811)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 40.9%
	Aerospace & Defense – 0.9%
$250,000	Boeing (The) Co.	2.35%	10/30/21	246,827
553,000	Boeing (The) Co.	2.13%	03/01/22	539,175
175,000	Boeing (The) Co.	1.88%	06/15/23	165,071
100,000	Boeing (The) Co.	2.60%	10/30/25	95,585
175,000	Boeing (The) Co.	2.25%	06/15/26	161,935
250,000	Boeing (The) Co.	2.80%	03/01/27	240,150
500,000	Boeing (The) Co.	3.25%	03/01/28	495,018
500,000	Boeing (The) Co.	3.55%	03/01/38	486,801
308,000	Boeing (The) Co.	3.38%	06/15/46	283,882
250,000	Boeing (The) Co.	3.65%	03/01/47	240,921
500,000	Boeing (The) Co.	3.63%	03/01/48	482,402
300,000	Boeing Capital Corp.	4.70%	10/27/19	309,925
250,000	Lockheed Martin Corp.	3.55%	01/15/26	248,333
248,000	Lockheed Martin Corp.	4.09%	09/15/52	241,599
250,000	Northrop Grumman Corp.	2.08%	10/15/20	244,787
500,000	Northrop Grumman Corp.	2.55%	10/15/22	485,063
250,000	Northrop Grumman Corp.	2.93%	01/15/25	240,072
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Aerospace & Defense (Continued)
$500,000	Northrop Grumman Corp.	3.25%	01/15/28	$478,254
500,000	Northrop Grumman Corp.	4.03%	10/15/47	482,049
250,000	Rockwell Collins, Inc.	3.20%	03/15/24	243,324
250,000	Rockwell Collins, Inc.	3.50%	03/15/27	241,657
				6,652,830
	Air Freight & Logistics – 1.1%
250,000	FedEx Corp.	2.30%	02/01/20	247,485
300,000	FedEx Corp.	3.20%	02/01/25	293,353
850,000	FedEx Corp.	3.30%	03/15/27	826,220
500,000	FedEx Corp.	3.40%	02/15/28	486,200
250,000	FedEx Corp.	4.75%	11/15/45	262,156
648,000	FedEx Corp.	4.55%	04/01/46	656,217
550,000	FedEx Corp.	4.40%	01/15/47	545,276
500,000	FedEx Corp.	4.05%	02/15/48	471,428
1,000,000	United Parcel Service, Inc.	2.05%	04/01/21	978,454
500,000	United Parcel Service, Inc.	2.35%	05/16/22	488,148
545,000	United Parcel Service, Inc.	2.45%	10/01/22	531,271
500,000	United Parcel Service, Inc.	2.50%	04/01/23	484,824
250,000	United Parcel Service, Inc.	2.80%	11/15/24	240,812
500,000	United Parcel Service, Inc.	2.40%	11/15/26	460,068
250,000	United Parcel Service, Inc.	3.05%	11/15/27	240,923
500,000	United Parcel Service, Inc.	3.40%	11/15/46	451,541
500,000	United Parcel Service, Inc., 3 Mo. LIBOR + 0.38% (a)	2.23%	05/16/22	501,795
				8,166,171
	Airlines – 0.1%
385,000	Southwest Airlines Co.	2.75%	11/06/19	384,448
420,000	Southwest Airlines Co.	2.65%	11/05/20	415,845
250,000	Southwest Airlines Co.	3.00%	11/15/26	235,610
				1,035,903
	Automobiles – 0.0%
250,000	Ford Motor Co.	5.29%	12/08/46	245,364
	Banks – 7.3%
100,000	Bank of America Corp.	2.63%	10/19/20	99,346
600,000	Bank of America Corp.	2.63%	04/19/21	591,284
500,000	Bank of America Corp. (b)	2.37%	07/21/21	490,807
250,000	Bank of America Corp. (b)	2.33%	10/01/21	244,559
500,000	Bank of America Corp. (b)	2.74%	01/23/22	493,167
250,000	Bank of America Corp.	2.50%	10/21/22	240,301
500,000	Bank of America Corp. (b)	2.88%	04/24/23	489,870
500,000	Bank of America Corp. (b)	2.82%	07/21/23	487,578
1,207,000	Bank of America Corp. (b) (c)	3.00%	12/20/23	1,184,668
250,000	Bank of America Corp. (b)	3.55%	03/05/24	251,202
450,000	Bank of America Corp.	4.00%	04/01/24	460,202
500,000	Bank of America Corp. (b)	3.09%	10/01/25	481,114
250,000	Bank of America Corp. (b)	3.37%	01/23/26	243,419
400,000	Bank of America Corp.	4.45%	03/03/26	409,295
950,000	Bank of America Corp.	3.50%	04/19/26	934,364
150,000	Bank of America Corp.	3.25%	10/21/27	141,549
250,000	Bank of America Corp.	4.18%	11/25/27	248,324
500,000	Bank of America Corp. (b)	3.82%	01/20/28	494,522
500,000	Bank of America Corp. (b)	3.71%	04/24/28	492,217
500,000	Bank of America Corp. (b)	3.59%	07/21/28	486,206
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,091,000	Bank of America Corp. (b) (c)	3.42%	12/20/28	$1,046,345
250,000	Bank of America Corp. (b)	3.97%	03/05/29	250,953
250,000	Bank of America Corp. (b)	4.24%	04/24/38	255,745
225,000	Bank of America Corp.	5.88%	02/07/42	281,277
250,000	Bank of America Corp. (b)	4.44%	01/20/48	261,632
500,000	Bank of America Corp. (b)	3.95%	01/23/49	481,739
286,000	Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)	2.12%	01/23/22	284,628
1,000,000	Bank of America Corp., 3 Mo. LIBOR + 0.77% (a)	2.56%	02/05/26	980,719
250,000	Bank of America Corp., 3 Mo. LIBOR + 0.79% (a)	2.81%	03/05/24	248,956
400,000	Bank of America Corp., 3 Mo. LIBOR + 0.87% (a)	2.56%	04/01/19	402,543
1,000,000	Bank of America Corp., 3 Mo. LIBOR + 1.16% (a)	2.90%	01/20/23	1,013,100
250,000	Bank of America Corp., 3 Mo. LIBOR + 1.18% (a)	2.92%	10/21/22	253,977
500,000	Citibank N.A.	1.85%	09/18/19	493,340
500,000	Citibank N.A., 3 Mo. LIBOR + 0.34% (a)	2.54%	03/20/19	500,660
300,000	Citigroup, Inc.	2.05%	06/07/19	297,326
500,000	Citigroup, Inc.	2.45%	01/10/20	495,566
250,000	Citigroup, Inc.	2.40%	02/18/20	247,391
600,000	Citigroup, Inc.	2.70%	03/30/21	591,692
350,000	Citigroup, Inc.	2.35%	08/02/21	340,112
250,000	Citigroup, Inc.	2.90%	12/08/21	246,404
775,000	Citigroup, Inc.	4.50%	01/14/22	806,033
500,000	Citigroup, Inc.	2.75%	04/25/22	487,519
500,000	Citigroup, Inc.	2.70%	10/27/22	484,189
500,000	Citigroup, Inc. (b)	2.88%	07/24/23	487,016
450,000	Citigroup, Inc.	4.60%	03/09/26	462,351
300,000	Citigroup, Inc.	3.40%	05/01/26	290,463
250,000	Citigroup, Inc.	3.20%	10/21/26	237,914
300,000	Citigroup, Inc.	4.30%	11/20/26	300,701
100,000	Citigroup, Inc.	4.45%	09/29/27	101,301
500,000	Citigroup, Inc. (b)	3.89%	01/10/28	497,843
1,000,000	Citigroup, Inc. (b)	3.67%	07/24/28	976,062
500,000	Citigroup, Inc.	4.13%	07/25/28	494,733
500,000	Citigroup, Inc. (b)	3.52%	10/27/28	483,647
500,000	Citigroup, Inc. (b)	3.88%	01/24/39	482,647
200,000	Citigroup, Inc.	5.88%	01/30/42	247,388
100,000	Citigroup, Inc.	6.68%	09/13/43	130,032
750,000	Citigroup, Inc.	4.75%	05/18/46	765,076
500,000	Citigroup, Inc. (b)	4.28%	04/24/48	508,079
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 0.79% (a)	2.50%	01/10/20	1,006,093
500,000	Citigroup, Inc., 3 Mo. LIBOR + 0.93% (a)	2.96%	06/07/19	503,389
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)	3.12%	12/08/21	1,014,556
500,000	Citigroup, Inc., 3 Mo. LIBOR + 1.10% (a)	2.98%	05/17/24	504,847
250,000	Fifth Third Bancorp	3.95%	03/14/28	251,519
600,000	HSBC Bank USA N.A.	4.88%	08/24/20	621,457
400,000	JPMorgan Chase & Co.	2.20%	10/22/19	396,202
150,000	JPMorgan Chase & Co.	2.55%	03/01/21	147,653
550,000	JPMorgan Chase & Co.	4.63%	05/10/21	573,553
450,000	JPMorgan Chase & Co.	2.40%	06/07/21	439,452
325,000	JPMorgan Chase & Co.	3.20%	01/25/23	322,136
250,000	JPMorgan Chase & Co. (b)	2.78%	04/25/23	244,313
500,000	JPMorgan Chase & Co.	2.70%	05/18/23	482,730
400,000	JPMorgan Chase & Co.	3.88%	02/01/24	406,317
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	822,823
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	302,038
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	240,202
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	$497,554
500,000	JPMorgan Chase & Co. (b)	3.54%	05/01/28	489,234
500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	485,948
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	521,981
250,000	JPMorgan Chase & Co. (b)	3.88%	07/24/38	243,400
100,000	JPMorgan Chase & Co.	4.85%	02/01/44	111,239
150,000	JPMorgan Chase & Co.	4.95%	06/01/45	162,679
500,000	JPMorgan Chase & Co. (b)	4.26%	02/22/48	504,275
500,000	JPMorgan Chase & Co. (b)	4.03%	07/24/48	485,399
250,000	JPMorgan Chase & Co. (b)	3.96%	11/15/48	241,237
500,000	JPMorgan Chase & Co. (b)	3.90%	01/23/49	477,942
1,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)	2.61%	03/09/21	1,002,901
500,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.85% (a)	2.56%	01/10/25	498,618
1,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 1.00% (a)	2.72%	01/15/23	1,009,140
250,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 1.23% (a)	2.97%	10/24/23	253,861
500,000	JPMorgan Chase Bank N.A. (b)	2.60%	02/01/21	497,415
333,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a)	2.06%	02/01/21	333,110
500,000	Regions Bank	2.75%	04/01/21	494,225
250,000	Regions Bank, 3 Mo. LIBOR + 0.38% (a)	1.67%	04/01/21	249,829
250,000	Santander Holdings USA, Inc.	3.70%	03/28/22	250,753
250,000	Santander Holdings USA, Inc.	4.40%	07/13/27	249,325
575,000	Wells Fargo & Co.	2.13%	04/22/19	571,645
200,000	Wells Fargo & Co.	2.15%	01/30/20	196,926
100,000	Wells Fargo & Co.	2.55%	12/07/20	98,318
900,000	Wells Fargo & Co.	3.00%	01/22/21	895,863
550,000	Wells Fargo & Co.	2.50%	03/04/21	540,234
300,000	Wells Fargo & Co.	2.10%	07/26/21	289,852
500,000	Wells Fargo & Co.	2.63%	07/22/22	483,939
425,000	Wells Fargo & Co.	3.30%	09/09/24	415,031
550,000	Wells Fargo & Co.	3.00%	04/22/26	516,913
100,000	Wells Fargo & Co.	4.10%	06/03/26	99,485
250,000	Wells Fargo & Co.	3.00%	10/23/26	234,375
200,000	Wells Fargo & Co.	4.30%	07/22/27	201,450
500,000	Wells Fargo & Co. (b)	3.58%	05/22/28	488,454
100,000	Wells Fargo & Co.	4.90%	11/17/45	105,075
275,000	Wells Fargo & Co.	4.40%	06/14/46	267,547
750,000	Wells Fargo & Co.	4.75%	12/07/46	770,358
1,000,000	Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)	2.74%	02/11/22	1,006,671
1,000,000	Wells Fargo & Co., 3 Mo. LIBOR + 1.11% (a)	2.85%	01/24/23	1,014,235
250,000	Wells Fargo & Co., 3 Mo. LIBOR + 1.23% (a)	3.00%	10/31/23	253,793
250,000	Wells Fargo Bank N.A.	1.75%	05/24/19	247,206
200,000	Wells Fargo Bank N.A.	5.95%	08/26/36	245,908
500,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.65% (a)	2.68%	12/06/19	503,023
				52,966,739
	Beverages – 1.1%
690,000	Anheuser-Busch Inbev Worldwide, Inc.	2.65%	02/01/21	685,059
200,000	Anheuser-Busch Inbev Worldwide, Inc.	2.50%	07/15/22	194,464
625,000	Anheuser-Busch Inbev Worldwide, Inc.	3.30%	02/01/23	626,153
250,000	Anheuser-Busch Inbev Worldwide, Inc.	3.50%	01/12/24	251,948
600,000	Anheuser-Busch Inbev Worldwide, Inc.	3.65%	02/01/26	597,437
500,000	Anheuser-Busch Inbev Worldwide, Inc.	4.00%	04/13/28	506,715
875,000	Anheuser-Busch Inbev Worldwide, Inc.	4.70%	02/01/36	928,579
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	255,570
1,100,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	02/01/46	1,190,959
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	$259,238
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	256,399
500,000	Anheuser-Busch Inbev Worldwide, Inc., 3 Mo. LIBOR + 0.74% (a)	3.05%	01/12/24	503,333
150,000	Coca-Cola (The) Co.	1.88%	10/27/20	147,155
975,000	Coca-Cola (The) Co.	3.20%	11/01/23	981,077
250,000	Constellation Brands, Inc.	3.20%	02/15/23	245,472
250,000	Constellation Brands, Inc.	3.60%	02/15/28	241,697
250,000	Constellation Brands, Inc.	4.10%	02/15/48	233,247
				8,104,502
	Biotechnology – 0.7%
350,000	AbbVie, Inc.	2.50%	05/14/20	345,648
375,000	AbbVie, Inc.	2.90%	11/06/22	366,698
250,000	AbbVie, Inc.	3.60%	05/14/25	246,764
275,000	AbbVie, Inc.	4.40%	11/06/42	272,339
300,000	AbbVie, Inc.	4.70%	05/14/45	310,551
500,000	Amgen, Inc.	1.90%	05/10/19	495,912
500,000	Amgen, Inc.	2.20%	05/11/20	493,197
450,000	Amgen, Inc.	2.70%	05/01/22	440,060
500,000	Amgen, Inc.	2.65%	05/11/22	488,331
200,000	Amgen, Inc.	3.63%	05/22/24	201,615
100,000	Amgen, Inc.	2.60%	08/19/26	91,474
500,000	Amgen, Inc.	3.20%	11/02/27	474,716
200,000	Amgen, Inc.	5.38%	05/15/43	229,956
350,000	Amgen, Inc.	4.40%	05/01/45	350,884
				4,808,145
	Building Products – 0.2%
450,000	Masco Corp.	3.50%	04/01/21	452,462
250,000	Masco Corp.	3.50%	11/15/27	237,808
250,000	Masco Corp.	4.50%	05/15/47	239,348
500,000	Owens Corning	4.30%	07/15/47	458,586
250,000	Owens Corning	4.40%	01/30/48	231,783
				1,619,987
	Capital Markets – 3.3%
300,000	Goldman Sachs Group (The), Inc.	2.00%	04/25/19	297,652
500,000	Goldman Sachs Group (The), Inc.	1.95%	07/23/19	494,583
600,000	Goldman Sachs Group (The), Inc.	2.55%	10/23/19	596,968
500,000	Goldman Sachs Group (The), Inc.	2.30%	12/13/19	494,857
500,000	Goldman Sachs Group (The), Inc.	2.60%	04/23/20	495,597
700,000	Goldman Sachs Group (The), Inc.	2.63%	04/25/21	686,094
500,000	Goldman Sachs Group (The), Inc.	2.35%	11/15/21	482,531
500,000	Goldman Sachs Group (The), Inc.	3.00%	04/26/22	491,242
500,000	Goldman Sachs Group (The), Inc. (b)	2.88%	10/31/22	489,713
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	703,186
250,000	Goldman Sachs Group (The), Inc. (b)	2.91%	06/05/23	243,545
500,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/24/23	486,751
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	609,711
150,000	Goldman Sachs Group (The), Inc.	3.50%	01/23/25	147,279
500,000	Goldman Sachs Group (The), Inc. (b)	3.27%	09/29/25	481,743
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	603,672
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	541,311
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	482,250
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	741,384
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$250,000	Goldman Sachs Group (The), Inc. (b)	3.69%	06/05/28	$242,648
500,000	Goldman Sachs Group (The), Inc. (b)	3.81%	04/23/29	490,745
500,000	Goldman Sachs Group (The), Inc. (b)	4.02%	10/31/38	483,608
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	508,224
500,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.73% (a)	3.02%	12/27/20	502,494
400,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.75% (a)	2.56%	02/23/23	398,711
700,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.80% (a)	2.89%	12/13/19	704,452
250,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 1.05% (a)	3.07%	06/05/23	251,469
497,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 1.11% (a)	2.86%	04/26/22	501,512
400,000	Morgan Stanley	2.65%	01/27/20	397,711
1,000,000	Morgan Stanley	2.50%	04/21/21	980,261
550,000	Morgan Stanley	5.50%	07/28/21	587,878
500,000	Morgan Stanley	2.63%	11/17/21	488,414
500,000	Morgan Stanley	2.75%	05/19/22	487,893
500,000	Morgan Stanley	3.13%	01/23/23	493,399
300,000	Morgan Stanley	3.75%	02/25/23	303,380
450,000	Morgan Stanley	3.88%	04/29/24	454,284
800,000	Morgan Stanley	3.88%	01/27/26	800,107
250,000	Morgan Stanley	4.35%	09/08/26	252,224
250,000	Morgan Stanley	3.63%	01/20/27	244,977
500,000	Morgan Stanley (b)	3.59%	07/22/28	484,197
500,000	Morgan Stanley (b)	3.77%	01/24/29	492,861
500,000	Morgan Stanley (b)	3.97%	07/22/38	490,095
350,000	Morgan Stanley	6.38%	07/24/42	454,409
100,000	Morgan Stanley	4.30%	01/27/45	101,350
250,000	Morgan Stanley	4.38%	01/22/47	256,464
500,000	Morgan Stanley, 3 Mo. LIBOR + 0.55% (a)	2.29%	02/10/21	500,410
100,000	Morgan Stanley, 3 Mo. LIBOR + 0.80% (a)	2.63%	02/14/20	100,316
875,000	Morgan Stanley, 3 Mo. LIBOR + 1.18% (a)	2.92%	01/20/22	885,920
500,000	Morgan Stanley, 3 Mo. LIBOR + 1.22% (a)	3.01%	05/08/24	508,375
500,000	Morgan Stanley, 3 Mo. LIBOR + 1.40% (a)	3.14%	10/24/23	511,666
				23,930,523
	Chemicals – 0.4%
250,000	CF Industries, Inc. (c)	3.40%	12/01/21	247,053
525,000	Dow Chemical (The) Co.	8.55%	05/15/19	557,395
200,000	Dow Chemical (The) Co.	3.00%	11/15/22	196,584
75,000	Dow Chemical (The) Co.	4.63%	10/01/44	77,367
250,000	EI du Pont de Nemours & Co.	2.20%	05/01/20	246,619
140,000	EI du Pont de Nemours & Co., 3 Mo. LIBOR + 0.53% (a)	2.30%	05/01/20	140,939
500,000	Sherwin-Williams (The) Co.	3.13%	06/01/24	484,105
100,000	Westlake Chemical Corp.	3.60%	08/15/26	96,742
250,000	Westlake Chemical Corp.	5.00%	08/15/46	264,493
500,000	Westlake Chemical Corp.	4.38%	11/15/47	485,009
				2,796,306
	Communications Equipment – 0.3%
100,000	Cisco Systems, Inc.	2.45%	06/15/20	99,424
800,000	Cisco Systems, Inc.	2.20%	09/20/23	760,099
500,000	Cisco Systems, Inc.	3.63%	03/04/24	510,106
100,000	Cisco Systems, Inc.	2.95%	02/28/26	96,608
200,000	Cisco Systems, Inc.	2.50%	09/20/26	186,673
225,000	Cisco Systems, Inc.	5.90%	02/15/39	294,595
				1,947,505
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction Materials – 0.2%
$250,000	CRH America Finance, Inc. (c)	3.40%	05/09/27	$239,948
250,000	CRH America Finance, Inc. (c)	3.95%	04/04/28	249,725
250,000	CRH America Finance, Inc. (c)	4.40%	05/09/47	250,010
250,000	CRH America Finance, Inc. (c)	4.50%	04/04/48	250,129
300,000	Martin Marietta Materials, Inc.	3.50%	12/15/27	286,474
250,000	Vulcan Materials Co.	4.50%	06/15/47	237,602
				1,513,888
	Consumer Finance – 3.5%
250,000	American Express Co.	2.20%	10/30/20	243,955
250,000	American Express Co.	2.50%	08/01/22	241,392
500,000	American Express Co.	3.00%	10/30/24	480,786
450,000	American Express Co.	3.63%	12/05/24	447,639
500,000	American Express Co., 3 Mo. LIBOR + 0.65% (a)	2.61%	02/27/23	498,736
500,000	American Express Credit Corp.	1.70%	10/30/19	491,479
250,000	American Express Credit Corp.	2.20%	03/03/20	246,569
150,000	American Express Credit Corp.	2.60%	09/14/20	148,358
575,000	American Express Credit Corp.	2.25%	05/05/21	560,362
250,000	American Express Credit Corp.	2.70%	03/03/22	244,767
500,000	American Express Credit Corp.	3.30%	05/03/27	485,081
297,000	American Express Credit Corp., 3 Mo. LIBOR + 0.55% (a)	2.73%	03/18/19	297,959
250,000	American Express Credit Corp., 3 Mo. LIBOR + 0.70% (a)	2.72%	03/03/22	252,406
500,000	Capital One Financial Corp.	3.20%	01/30/23	488,511
550,000	Capital One Financial Corp.	3.75%	04/24/24	546,714
500,000	Capital One Financial Corp.	3.30%	10/30/24	482,671
350,000	Capital One Financial Corp.	3.75%	07/28/26	333,572
500,000	Capital One Financial Corp.	3.80%	01/31/28	485,284
500,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.72% (a)	2.49%	01/30/23	496,712
500,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.95% (a)	3.01%	03/09/22	501,013
250,000	Capital One N.A.	2.25%	09/13/21	240,717
500,000	Capital One N.A.	2.65%	08/08/22	481,520
1,000,000	Capital One N.A., 3 Mo. LIBOR + 1.15% (a)	2.92%	01/30/23	1,004,822
500,000	Caterpillar Financial Services Corp.	2.00%	11/29/19	493,937
500,000	Caterpillar Financial Services Corp.	2.10%	01/10/20	494,454
250,000	Caterpillar Financial Services Corp.	1.85%	09/04/20	244,157
1,039,000	Caterpillar Financial Services Corp.	1.70%	08/09/21	995,617
250,000	Caterpillar Financial Services Corp.	2.40%	06/06/22	243,916
1,000,000	Caterpillar Financial Services Corp.	2.55%	11/29/22	972,153
150,000	Caterpillar Financial Services Corp.	3.25%	12/01/24	148,371
500,000	Caterpillar Financial Services Corp., 3 Mo. LIBOR + 0.13% (a)	2.14%	11/29/19	499,593
300,000	Caterpillar Financial Services Corp., 3 Mo. LIBOR + 0.51% (a)	2.22%	01/10/20	301,692
500,000	Discover Bank	3.35%	02/06/23	492,609
250,000	Ford Motor Credit Co., LLC	2.26%	03/28/19	248,323
386,000	Ford Motor Credit Co., LLC	1.90%	08/12/19	380,018
200,000	Ford Motor Credit Co., LLC	2.68%	01/09/20	198,402
200,000	Ford Motor Credit Co., LLC	2.46%	03/27/20	197,244
500,000	Ford Motor Credit Co., LLC	2.43%	06/12/20	491,008
100,000	Ford Motor Credit Co., LLC	3.22%	01/09/22	98,401
250,000	Ford Motor Credit Co., LLC	3.34%	03/28/22	246,216
500,000	Ford Motor Credit Co., LLC	2.98%	08/03/22	485,645
450,000	Ford Motor Credit Co., LLC	3.10%	05/04/23	433,013
725,000	Ford Motor Credit Co., LLC	4.38%	08/06/23	736,374
200,000	Ford Motor Credit Co., LLC	3.81%	01/09/24	196,331
350,000	Ford Motor Credit Co., LLC	4.13%	08/04/25	344,897
1,000,000	Ford Motor Credit Co., LLC	3.82%	11/02/27	942,734
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$250,000	General Motors Financial Co., Inc.	2.65%	04/13/20	$246,985
250,000	General Motors Financial Co., Inc.	2.45%	11/06/20	244,510
250,000	General Motors Financial Co., Inc.	3.20%	07/06/21	248,026
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	241,709
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	211,574
100,000	General Motors Financial Co., Inc.	4.00%	10/06/26	97,219
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	248,780
250,000	General Motors Financial Co., Inc.	3.85%	01/05/28	238,282
750,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.99% (a)	2.69%	01/05/23	754,130
250,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.55% (a)	3.27%	01/14/22	256,110
500,000	John Deere Capital Corp.	3.45%	03/13/25	500,503
500,000	John Deere Capital Corp.	3.05%	01/06/28	479,573
1,000,000	John Deere Capital Corp., 3 Mo. LIBOR + 0.16% (a)	1.86%	01/08/21	1,000,938
500,000	Synchrony Financial	3.95%	12/01/27	473,771
250,000	Toyota Motor Credit Corp.	3.05%	01/11/28	242,469
500,000	Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.39% (a)	2.09%	01/11/23	500,932
				25,571,641
	Containers & Packaging – 0.2%
350,000	International Paper Co.	4.40%	08/15/47	334,988
500,000	Packaging Corp. of America	3.40%	12/15/27	479,285
250,000	WestRock Co. (c)	3.00%	09/15/24	239,355
250,000	WestRock Co. (c)	3.38%	09/15/27	238,735
				1,292,363
	Diversified Financial Services – 0.2%
250,000	Berkshire Hathaway Finance Corp., 3 Mo. LIBOR + 0.32% (a)	2.03%	01/10/20	250,583
175,000	Berkshire Hathaway, Inc.	2.20%	03/15/21	172,825
125,000	Berkshire Hathaway, Inc.	2.75%	03/15/23	123,130
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	414,671
350,000	Dell International LLC/EMC Corp. (c)	3.48%	06/01/19	351,682
250,000	Dell International LLC/EMC Corp. (c)	4.42%	06/15/21	256,628
				1,569,519
	Diversified Telecommunication Services – 1.5%
500,000	AT&T, Inc.	2.30%	03/11/19	498,288
300,000	AT&T, Inc.	2.45%	06/30/20	296,716
250,000	AT&T, Inc.	3.20%	03/01/22	248,899
250,000	AT&T, Inc.	2.85%	02/14/23	251,439
250,000	AT&T, Inc.	3.80%	03/01/24	250,716
150,000	AT&T, Inc.	3.90%	03/11/24	151,268
250,000	AT&T, Inc.	3.40%	08/14/24	252,172
350,000	AT&T, Inc.	3.40%	05/15/25	337,768
650,000	AT&T, Inc.	4.13%	02/17/26	652,632
250,000	AT&T, Inc.	3.90%	08/14/27	252,201
545,000	AT&T, Inc. (c)	4.10%	02/15/28	542,234
462,000	AT&T, Inc. (c)	4.30%	02/15/30	460,420
250,000	AT&T, Inc.	5.25%	03/01/37	265,259
500,000	AT&T, Inc.	4.90%	08/14/37	504,365
425,000	AT&T, Inc.	4.80%	06/15/44	416,354
250,000	AT&T, Inc.	4.35%	06/15/45	229,333
250,000	AT&T, Inc.	4.75%	05/15/46	243,738
550,000	AT&T, Inc.	5.65%	02/15/47	598,201
250,000	AT&T, Inc.	5.15%	02/14/50	253,528
250,000	AT&T, Inc.	5.70%	03/01/57	269,980
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$250,000	AT&T, Inc.	5.30%	08/14/58	$253,141
650,000	Verizon Communications, Inc.	3.50%	11/01/24	644,359
522,000	Verizon Communications, Inc.	3.38%	02/15/25	513,861
100,000	Verizon Communications, Inc.	2.63%	08/15/26	91,492
250,000	Verizon Communications, Inc.	4.13%	03/16/27	253,700
231,000	Verizon Communications, Inc.	4.27%	01/15/36	221,805
298,000	Verizon Communications, Inc.	4.13%	08/15/46	269,262
500,000	Verizon Communications, Inc.	4.86%	08/21/46	506,533
250,000	Verizon Communications, Inc.	4.52%	09/15/48	241,862
249,000	Verizon Communications, Inc.	5.01%	08/21/54	250,423
522,000	Verizon Communications, Inc.	4.67%	03/15/55	498,639
100,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)	3.15%	03/16/22	101,968
				10,822,556
	Electric Utilities – 3.6%
500,000	AEP Texas, Inc.	2.40%	10/01/22	481,735
500,000	AEP Texas, Inc.	3.80%	10/01/47	476,869
500,000	AEP Transmission Co., LLC (c)	3.10%	12/01/26	483,012
250,000	AEP Transmission Co., LLC	3.10%	12/01/26	241,506
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	250,622
500,000	AEP Transmission Co., LLC (c)	3.75%	12/01/47	474,273
250,000	Alabama Power Co.	2.45%	03/30/22	243,922
250,000	Alabama Power Co.	3.70%	12/01/47	240,391
250,000	American Electric Power Co., Inc.	2.95%	12/15/22	247,446
500,000	American Electric Power Co., Inc.	3.20%	11/13/27	477,457
300,000	Appalachian Power Co.	4.40%	05/15/44	315,677
250,000	Baltimore Gas & Electric Co.	2.40%	08/15/26	230,045
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	231,063
250,000	Baltimore Gas & Electric Co.	3.75%	08/15/47	241,168
240,000	CenterPoint Energy Houston Electric LLC	2.25%	08/01/22	230,578
250,000	CenterPoint Energy Houston Electric LLC	2.40%	09/01/26	231,498
500,000	CenterPoint Energy Houston Electric LLC	3.00%	02/01/27	481,578
295,000	CenterPoint Energy Houston Electric LLC	4.50%	04/01/44	325,409
250,000	CenterPoint Energy Houston Electric LLC	3.95%	03/01/48	252,792
500,000	Cleveland Electric Illuminating (The) Co. (c)	3.50%	04/01/28	478,970
300,000	Commonwealth Edison Co.	3.40%	09/01/21	303,627
200,000	Commonwealth Edison Co.	2.55%	06/15/26	186,626
250,000	Commonwealth Edison Co.	2.95%	08/15/27	239,895
300,000	Commonwealth Edison Co.	3.70%	03/01/45	286,217
400,000	Commonwealth Edison Co.	3.65%	06/15/46	379,039
500,000	Commonwealth Edison Co.	3.75%	08/15/47	480,599
250,000	Commonwealth Edison Co.	4.00%	03/01/48	251,929
100,000	Duke Energy Carolinas LLC	2.50%	03/15/23	97,219
500,000	Duke Energy Carolinas LLC	3.05%	03/15/23	499,450
350,000	Duke Energy Carolinas LLC	6.00%	01/15/38	446,179
250,000	Duke Energy Carolinas LLC	3.95%	03/15/48	251,729
250,000	Duke Energy Corp.	1.80%	09/01/21	238,157
300,000	Duke Energy Corp.	3.55%	09/15/21	302,997
500,000	Duke Energy Corp.	2.40%	08/15/22	480,624
250,000	Duke Energy Corp.	3.15%	08/15/27	235,795
450,000	Duke Energy Corp.	3.75%	09/01/46	407,589
500,000	Duke Energy Corp.	3.95%	08/15/47	471,248
306,250	Duke Energy Florida LLC	2.10%	12/15/19	304,714
500,000	Duke Energy Florida LLC	3.20%	01/15/27	488,766
250,000	Duke Energy Florida LLC	3.40%	10/01/46	228,227
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$250,000	Duke Energy Progress LLC	3.70%	10/15/46	$243,135
250,000	Duke Energy Progress LLC	3.60%	09/15/47	236,832
500,000	Eversource Energy	2.90%	10/01/24	480,801
500,000	Exelon Corp	3.50%	06/01/22	495,672
575,000	Exelon Corp.	5.15%	12/01/20	598,924
200,000	Exelon Corp.	2.45%	04/15/21	195,611
250,000	Exelon Corp.	4.45%	04/15/46	256,033
111,000	FirstEnergy Corp.	2.85%	07/15/22	107,857
350,000	Florida Power & Light Co.	3.25%	06/01/24	351,597
210,000	Florida Power & Light Co.	4.05%	06/01/42	217,921
250,000	Florida Power & Light Co.	3.95%	03/01/48	255,117
100,000	Indiana Michigan Power Co.	4.55%	03/15/46	106,569
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	474,181
250,000	Kansas City Power & Light Co.	4.20%	03/15/48	258,539
410,000	Metropolitan Edison Co. (c)	3.50%	03/15/23	411,505
500,000	Mississippi Power Co., 3 Mo. LIBOR + 0.65% (a)	2.94%	03/27/20	500,210
125,000	Monongahela Power Co. (c)	5.40%	12/15/43	152,514
150,000	Ohio Edison Co.	6.88%	07/15/36	200,599
250,000	PECO Energy Co.	3.70%	09/15/47	240,035
100,000	Public Service Electric & Gas Co.	1.90%	03/15/21	96,946
195,000	Public Service Electric & Gas Co.	2.38%	05/15/23	187,270
550,000	Public Service Electric & Gas Co.	2.25%	09/15/26	502,864
250,000	Public Service Electric & Gas Co.	3.00%	05/15/27	240,758
275,000	Public Service Electric & Gas Co.	3.95%	05/01/42	280,422
100,000	Public Service Electric & Gas Co.	3.80%	03/01/46	98,481
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	479,693
550,000	Southern (The) Co.	1.85%	07/01/19	542,774
815,000	Southern (The) Co.	2.35%	07/01/21	790,379
250,000	Southern (The) Co.	3.25%	07/01/26	237,981
425,000	Southern (The) Co.	4.40%	07/01/46	427,096
200,000	Southern California Edison Co.	3.50%	10/01/23	202,304
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	468,444
100,000	Southwestern Electric Power Co.	6.20%	03/15/40	127,473
500,000	Virginia Electric & Power Co.	2.75%	03/15/23	490,672
200,000	Virginia Electric & Power Co.	3.45%	02/15/24	200,881
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	427,877
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	247,364
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	504,963
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	248,150
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	242,534
				26,045,615
	Energy Equipment & Services – 0.1%
250,000	Halliburton Co.	5.00%	11/15/45	273,097
250,000	Patterson-UTI Energy, Inc. (c)	3.95%	02/01/28	241,300
				514,397
	Equity Real Estate Investment Trusts – 0.1%
500,000	American Tower Corp.	3.60%	01/15/28	475,694
250,000	ERP Operating L.P.	3.50%	03/01/28	245,177
				720,871
	Food & Staples Retailing – 0.4%
1,000,000	Wal-Mart Stores, Inc.	2.35%	12/15/22	974,072
325,000	Wal-Mart Stores, Inc.	3.30%	04/22/24	327,077
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food & Staples Retailing (Continued)
$500,000	Wal-Mart Stores, Inc.	2.65%	12/15/24	$482,652
1,000,000	Wal-Mart Stores, Inc.	3.63%	12/15/47	981,048
				2,764,849
	Food Products – 0.2%
250,000	Campbell Soup Co.	3.95%	03/15/25	249,197
250,000	Campbell Soup Co.	4.15%	03/15/28	248,667
500,000	Tyson Foods, Inc.	3.55%	06/02/27	482,140
500,000	Tyson Foods, Inc.	4.55%	06/02/47	503,424
				1,483,428
	Gas Utilities – 0.3%
500,000	CenterPoint Energy Resources Corp.	3.55%	04/01/23	502,098
500,000	CenterPoint Energy Resources Corp.	4.00%	04/01/28	504,118
500,000	Southern Co. Gas Capital Corp.	2.45%	10/01/23	475,330
500,000	Southern Co. Gas Capital Corp.	3.95%	10/01/46	476,366
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	508,731
				2,466,643
	Health Care Equipment & Supplies – 1.0%
250,000	Abbott Laboratories	2.90%	11/30/21	247,568
500,000	Abbott Laboratories	3.40%	11/30/23	495,729
500,000	Abbott Laboratories	3.75%	11/30/26	498,236
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,210,879
550,000	Becton Dickinson and Co.	3.36%	06/06/24	530,103
800,000	Becton Dickinson and Co.	3.70%	06/06/27	773,865
600,000	Becton Dickinson and Co.	4.67%	06/06/47	608,801
250,000	Boston Scientific Corp.	4.00%	03/01/28	250,852
300,000	Medtronic, Inc.	2.50%	03/15/20	298,445
750,000	Medtronic, Inc.	3.15%	03/15/22	751,664
600,000	Medtronic, Inc.	3.50%	03/15/25	600,302
1,150,000	Medtronic, Inc.	4.63%	03/15/45	1,261,735
				7,528,179
	Health Care Providers & Services – 1.5%
250,000	Anthem, Inc.	4.10%	03/01/28	250,324
250,000	Anthem, Inc.	4.55%	03/01/48	254,089
750,000	CVS Health Corp.	3.13%	03/09/20	751,106
600,000	CVS Health Corp.	2.13%	06/01/21	580,101
500,000	CVS Health Corp.	3.70%	03/09/23	503,269
700,000	CVS Health Corp.	4.00%	12/05/23	709,085
500,000	CVS Health Corp.	4.10%	03/25/25	504,268
178,000	CVS Health Corp.	3.88%	07/20/25	176,733
150,000	CVS Health Corp.	2.88%	06/01/26	138,466
500,000	CVS Health Corp.	4.30%	03/25/28	503,122
750,000	CVS Health Corp., 3 Mo. LIBOR + 0.72% (a)	2.78%	03/09/21	755,953
500,000	UnitedHealth Group, Inc.	1.95%	10/15/20	488,640
275,000	UnitedHealth Group, Inc.	4.70%	02/15/21	287,775
100,000	UnitedHealth Group, Inc.	2.13%	03/15/21	97,553
550,000	UnitedHealth Group, Inc.	2.88%	12/15/21	545,352
500,000	UnitedHealth Group, Inc.	2.38%	10/15/22	481,421
100,000	UnitedHealth Group, Inc.	3.75%	07/15/25	101,388
250,000	UnitedHealth Group, Inc.	3.10%	03/15/26	242,425
500,000	UnitedHealth Group, Inc.	3.45%	01/15/27	495,644
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	492,565
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	475,893
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$150,000	UnitedHealth Group, Inc.	6.88%	02/15/38	$206,446
573,000	UnitedHealth Group, Inc.	4.75%	07/15/45	632,062
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	507,066
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	512,080
250,000	UnitedHealth Group, Inc.	3.75%	10/15/47	236,441
				10,929,267
	Hotels, Restaurants & Leisure – 0.0%
100,000	McDonald’s Corp.	4.88%	12/09/45	109,237
	Household Durables – 0.2%
250,000	DR Horton, Inc.	2.55%	12/01/20	246,351
250,000	DR Horton, Inc.	4.38%	09/15/22	259,070
250,000	Newell Brands, Inc.	3.15%	04/01/21	247,568
350,000	Newell Brands, Inc.	4.20%	04/01/26	346,855
				1,099,844
	Household Products – 0.2%
250,000	Procter & Gamble (The) Co.	1.70%	11/03/21	240,988
500,000	Procter & Gamble (The) Co.	2.15%	08/11/22	484,493
100,000	Procter & Gamble (The) Co.	2.70%	02/02/26	95,732
250,000	Procter & Gamble (The) Co.	2.45%	11/03/26	232,797
500,000	Procter & Gamble (The) Co.	2.85%	08/11/27	480,257
250,000	Procter & Gamble (The) Co.	3.50%	10/25/47	238,688
				1,772,955
	Independent Power and Renewable Electricity Producers – 0.3%
250,000	NextEra Energy Capital Holdings, Inc.	2.30%	04/01/19	248,722
525,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/15/19	521,224
500,000	NextEra Energy Capital Holdings, Inc.	2.80%	01/15/23	487,113
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	486,823
250,000	Southern Power Co.	4.95%	12/15/46	260,149
				2,004,031
	Industrial Conglomerates – 0.3%
250,000	3M Co.	1.63%	09/19/21	240,413
250,000	3M Co.	3.13%	09/19/46	222,352
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	2.77%	12/15/22	489,918
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	3.34%	12/15/27	478,711
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	473,969
129,000	General Electric Co.	6.75%	03/15/32	160,518
425,000	General Electric Co.	4.50%	03/11/44	419,324
				2,485,205
	Insurance – 1.1%
300,000	AIG Global Funding (c)	2.15%	07/02/20	294,371
400,000	American International Group, Inc.	3.38%	08/15/20	401,975
200,000	American International Group, Inc.	4.13%	02/15/24	203,212
100,000	American International Group, Inc.	3.90%	04/01/26	99,142
300,000	American International Group, Inc.	6.25%	05/01/36	358,283
490,000	Chubb INA Holdings, Inc.	2.30%	11/03/20	482,775
200,000	Chubb INA Holdings, Inc.	2.88%	11/03/22	198,261
350,000	Chubb INA Holdings, Inc.	3.35%	05/03/26	344,612
600,000	Chubb INA Holdings, Inc.	4.35%	11/03/45	640,425
250,000	Lincoln National Corp.	3.80%	03/01/28	248,358
250,000	Lincoln National Corp.	4.35%	03/01/48	246,831
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$250,000	Marsh & McLennan Cos., Inc.	4.20%	03/01/48	$253,507
100,000	MetLife, Inc.	3.00%	03/01/25	96,244
150,000	MetLife, Inc.	3.60%	11/13/25	149,806
300,000	MetLife, Inc.	4.88%	11/13/43	326,137
170,000	MetLife, Inc.	4.60%	05/13/46	178,231
500,000	Metropolitan Life Global Funding I (c)	1.75%	09/19/19	493,021
500,000	Metropolitan Life Global Funding I (c)	2.65%	04/08/22	490,841
250,000	Metropolitan Life Global Funding I (c)	3.00%	09/19/27	236,391
1,000,000	Metropolitan Life Global Funding I, 3 Mo. LIBOR + 0.23% (a) (c)	1.94%	01/08/21	998,700
275,000	Prudential Financial, Inc.	4.60%	05/15/44	290,770
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	500,129
250,000	Travelers (The) Cos., Inc.	4.05%	03/07/48	252,996
				7,785,018
	IT Services – 0.8%
250,000	IBM Credit LLC	1.63%	09/06/19	246,694
250,000	IBM Credit LLC	1.80%	01/20/21	242,626
250,000	IBM Credit LLC	2.65%	02/05/21	248,791
250,000	IBM Credit LLC	2.20%	09/08/22	240,238
250,000	IBM Credit LLC, 3 Mo. LIBOR + 0.16% (a)	1.95%	02/05/21	250,133
500,000	International Business Machines Corp.	1.63%	05/15/20	488,684
100,000	International Business Machines Corp.	3.63%	02/12/24	101,743
600,000	Visa, Inc.	2.20%	12/14/20	590,750
500,000	Visa, Inc.	2.15%	09/15/22	482,118
950,000	Visa, Inc.	2.80%	12/14/22	938,505
550,000	Visa, Inc.	3.15%	12/14/25	539,988
250,000	Visa, Inc.	2.75%	09/15/27	236,008
303,000	Visa, Inc.	4.15%	12/14/35	323,271
450,000	Visa, Inc.	4.30%	12/14/45	483,874
500,000	Visa, Inc.	3.65%	09/15/47	486,802
				5,900,225
	Machinery – 0.1%
490,000	Parker-Hannifin Corp.	3.25%	03/01/27	479,986
245,000	Parker-Hannifin Corp.	4.10%	03/01/47	251,275
				731,261
	Media – 0.9%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	624,287
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20%	03/15/28	239,787
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital	6.48%	10/23/45	826,011
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	05/01/47	242,681
250,000	Comcast Corp.	3.55%	05/01/28	246,849
250,000	Comcast Corp.	3.90%	03/01/38	242,849
100,000	Comcast Corp.	4.60%	08/15/45	103,867
250,000	Comcast Corp.	3.40%	07/15/46	215,352
500,000	Comcast Corp.	4.00%	08/15/47	473,352
250,000	Comcast Corp.	4.00%	03/01/48	237,210
250,000	Cox Communications, Inc. (c)	3.50%	08/15/27	238,975
250,000	Discovery Communications LLC	2.95%	03/20/23	241,183
250,000	Discovery Communications LLC	3.95%	03/20/28	240,298
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$250,000	Discovery Communications LLC	5.00%	09/20/37	$249,926
275,000	Discovery Communications LLC	5.20%	09/20/47	275,442
100,000	Time Warner, Inc.	2.95%	07/15/26	91,750
200,000	Time Warner, Inc.	6.50%	11/15/36	240,987
50,000	Time Warner, Inc.	4.85%	07/15/45	51,292
150,000	Walt Disney (The) Co.	3.00%	02/13/26	146,804
350,000	Walt Disney (The) Co.	1.85%	07/30/26	312,124
500,000	Walt Disney (The) Co.	2.95%	06/15/27	482,296
475,000	Walt Disney (The) Co.	4.13%	06/01/44	501,690
				6,525,012
	Metals & Mining – 0.1%
500,000	Glencore Funding LLC (c)	3.00%	10/27/22	482,907
500,000	Glencore Funding LLC (c)	3.88%	10/27/27	476,081
				958,988
	Multi-Utilities – 1.0%
500,000	CenterPoint Energy, Inc.	2.50%	09/01/22	485,057
335,000	Consolidated Edison Co. of New York, Inc.	4.45%	03/15/44	356,870
95,000	Consolidated Edison Co. of New York, Inc.	4.50%	12/01/45	102,244
185,000	Consolidated Edison Co. of New York, Inc.	3.85%	06/15/46	181,285
500,000	Consolidated Edison Co. of New York, Inc.	3.88%	06/15/47	491,055
250,000	Consolidated Edison Co. of New York, Inc.	4.30%	12/01/56	260,388
250,000	Consolidated Edison, Inc.	2.00%	03/15/20	245,884
100,000	Consolidated Edison, Inc.	2.00%	05/15/21	96,645
250,000	Dominion Energy, Inc.	1.60%	08/15/19	245,779
1,000,000	Dominion Energy, Inc.	2.58%	07/01/20	987,904
250,000	Dominion Energy, Inc.	2.75%	01/15/22	243,764
495,000	Dominion Energy, Inc.	4.70%	12/01/44	523,715
330,000	NiSource Finance Corp.	2.65%	11/17/22	319,702
500,000	NiSource Finance Corp.	3.49%	05/15/27	484,151
750,000	NiSource Finance Corp.	4.38%	05/15/47	756,178
500,000	NiSource Finance Corp.	3.95%	03/30/48	471,882
250,000	Public Service Enterprise Group, Inc.	1.60%	11/15/19	244,353
250,000	Public Service Enterprise Group, Inc.	2.00%	11/15/21	238,467
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	486,517
250,000	Sempra Energy	4.00%	02/01/48	233,870
				7,455,710
	Oil, Gas & Consumable Fuels – 3.8%
150,000	Anadarko Petroleum Corp.	5.55%	03/15/26	164,006
450,000	Andeavor	3.80%	04/01/28	430,149
500,000	Andeavor	4.50%	04/01/48	469,614
250,000	Andeavor Logistics L.P./Tesoro Logistics Finance Corp.	4.25%	12/01/27	244,197
250,000	Boardwalk Pipelines L.P.	5.95%	06/01/26	268,353
750,000	Boardwalk Pipelines L.P.	4.45%	07/15/27	730,534
550,000	Chevron Corp.	1.56%	05/16/19	544,864
750,000	Chevron Corp.	2.10%	05/16/21	733,438
550,000	Chevron Corp.	2.57%	05/16/23	535,255
500,000	Chevron Corp.	2.90%	03/03/24	491,633
150,000	Chevron Corp.	3.33%	11/17/25	150,219
1,360,000	Chevron Corp.	2.95%	05/16/26	1,309,822
250,000	Chevron Corp., 3 Mo. LIBOR + 0.21% (a)	2.23%	03/03/20	250,627
182,000	Chevron Corp., 3 Mo. LIBOR + 0.53% (a)	2.55%	03/03/22	184,132
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$250,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co., L.P. (c)	3.30%	05/01/23	$251,134
250,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co., L.P. (c)	3.70%	06/01/28	250,870
500,000	Cimarex Energy Co.	3.90%	05/15/27	494,034
225,000	ConocoPhillips	6.50%	02/01/39	296,371
250,000	ConocoPhillips Co.	5.95%	03/15/46	323,825
325,000	Devon Energy Corp.	3.25%	05/15/22	321,385
500,000	Enable Midstream Partners L.P.	4.40%	03/15/27	490,245
185,000	Enbridge Energy Partners L.P.	5.50%	09/15/40	196,111
400,000	Enbridge Energy Partners L.P.	7.38%	10/15/45	518,547
400,000	Energy Transfer Partners L.P.	3.60%	02/01/23	390,338
250,000	Energy Transfer Partners L.P.	4.20%	04/15/27	241,795
175,000	Energy Transfer Partners L.P.	6.50%	02/01/42	189,606
250,000	Energy Transfer Partners L.P.	5.30%	04/15/47	235,560
250,000	EnLink Midstream Partners L.P.	5.45%	06/01/47	246,404
500,000	Exxon Mobil Corp.	2.22%	03/01/21	492,760
150,000	Exxon Mobil Corp.	2.71%	03/06/25	145,032
200,000	Exxon Mobil Corp.	3.04%	03/01/26	196,309
825,000	Exxon Mobil Corp.	4.11%	03/01/46	868,922
220,000	Kinder Morgan Energy Partners L.P.	3.50%	03/01/21	220,065
100,000	Kinder Morgan Energy Partners L.P.	4.15%	02/01/24	100,439
175,000	Kinder Morgan Energy Partners L.P.	6.95%	01/15/38	211,575
800,000	Kinder Morgan, Inc.	3.05%	12/01/19	798,252
500,000	Kinder Morgan, Inc.	3.15%	01/15/23	487,107
715,000	Kinder Morgan, Inc.	4.30%	06/01/25	721,018
500,000	Kinder Morgan, Inc.	4.30%	03/01/28	498,816
300,000	Kinder Morgan, Inc.	5.55%	06/01/45	315,954
650,000	Kinder Morgan, Inc.	5.05%	02/15/46	638,386
500,000	Kinder Morgan, Inc.	5.20%	03/01/48	504,130
250,000	Marathon Oil Corp.	3.85%	06/01/25	247,405
500,000	Marathon Oil Corp.	4.40%	07/15/27	508,616
259,000	Marathon Oil Corp.	5.20%	06/01/45	273,360
250,000	MPLX L.P.	3.38%	03/15/23	247,304
600,000	MPLX L.P.	4.13%	03/01/27	595,580
500,000	MPLX L.P.	4.00%	03/15/28	493,760
705,000	MPLX L.P.	5.20%	03/01/47	739,499
250,000	MPLX L.P.	4.70%	04/15/48	244,491
250,000	Occidental Petroleum Corp.	4.20%	03/15/48	252,490
400,000	ONEOK Partners L.P.	3.38%	10/01/22	394,119
250,000	Phillips 66	4.88%	11/15/44	267,585
300,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.65%	10/15/25	302,262
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	519,812
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	246,860
100,000	Sunoco Logistics Partners Operations L.P.	4.40%	04/01/21	102,209
350,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	333,057
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	474,584
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	478,043
500,000	TC PipeLines L.P.	3.90%	05/25/27	479,180
250,000	Texas Eastern Transmission L.P. (c)	3.50%	01/15/28	239,188
250,000	Texas Eastern Transmission L.P. (c)	4.15%	01/15/48	231,856
250,000	Transcontinental Gas Pipe Line Co., LLC (c)	4.00%	03/15/28	245,019
500,000	Transcontinental Gas Pipe Line Co., LLC (c)	4.60%	03/15/48	485,897
250,000	Western Gas Partners L.P.	5.30%	03/01/48	248,519
300,000	Williams Partners L.P.	3.60%	03/15/22	298,915
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$250,000	Williams Partners L.P.	3.90%	01/15/25	$247,957
95,000	Williams Partners L.P.	4.00%	09/15/25	93,621
250,000	Williams Partners L.P.	3.75%	06/15/27	239,468
625,000	Williams Partners L.P.	4.90%	01/15/45	618,557
270,000	Williams Partners L.P.	5.10%	09/15/45	275,034
500,000	Williams Partners L.P.	4.85%	03/01/48	496,878
				28,072,958
	Pharmaceuticals – 0.2%
250,000	Johnson & Johnson	3.63%	03/03/37	249,560
250,000	Johnson & Johnson	3.75%	03/03/47	251,322
125,000	Merck & Co., Inc.	1.85%	02/10/20	123,465
300,000	Merck & Co., Inc.	2.75%	02/10/25	289,431
250,000	Mylan, Inc. (c)	4.55%	04/15/28	250,906
250,000	Mylan, Inc. (c)	5.20%	04/15/48	252,770
				1,417,454
	Road & Rail – 0.5%
250,000	CSX Corp.	3.80%	11/01/46	231,025
200,000	CSX Corp.	4.50%	08/01/54	198,631
250,000	CSX Corp.	4.25%	11/01/66	228,018
250,000	Norfolk Southern Corp.	2.90%	06/15/26	238,364
500,000	Norfolk Southern Corp.	4.15%	02/28/48	497,554
250,000	Ryder System, Inc.	2.25%	09/01/21	241,641
500,000	Ryder System, Inc.	2.80%	03/01/22	490,264
300,000	Union Pacific Corp.	3.75%	03/15/24	306,666
250,000	Union Pacific Corp.	3.00%	04/15/27	241,347
183,000	Union Pacific Corp.	4.15%	01/15/45	187,098
225,000	Union Pacific Corp.	4.05%	03/01/46	227,625
250,000	Union Pacific Corp.	4.10%	09/15/67	239,874
				3,328,107
	Semiconductors & Semiconductor Equipment – 0.5%
250,000	Intel Corp.	1.85%	05/11/20	246,156
100,000	Intel Corp.	1.70%	05/19/21	96,657
250,000	Intel Corp.	2.35%	05/11/22	244,218
100,000	Intel Corp.	3.10%	07/29/22	100,483
375,000	Intel Corp.	2.70%	12/15/22	369,812
500,000	Intel Corp.	2.88%	05/11/24	489,213
100,000	Intel Corp.	2.60%	05/19/26	94,472
250,000	Intel Corp.	3.15%	05/11/27	245,093
300,000	Intel Corp.	4.10%	05/19/46	308,407
500,000	Intel Corp.	4.10%	05/11/47	514,315
163,000	Intel Corp. (c)	3.73%	12/08/47	159,251
250,000	Intel Corp., 3 Mo. LIBOR + 0.08% (a)	1.89%	05/11/20	250,208
250,000	Intel Corp., 3 Mo. LIBOR + 0.35% (a)	2.16%	05/11/22	251,872
				3,370,157
	Software – 1.0%
250,000	Microsoft Corp.	1.10%	08/08/19	245,877
250,000	Microsoft Corp.	1.85%	02/06/20	247,574
150,000	Microsoft Corp.	2.00%	11/03/20	147,560
250,000	Microsoft Corp.	1.55%	08/08/21	240,177
800,000	Microsoft Corp.	2.40%	02/06/22	786,929
150,000	Microsoft Corp.	3.63%	12/15/23	154,168
250,000	Microsoft Corp.	2.88%	02/06/24	245,867
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$200,000	Microsoft Corp.	3.13%	11/03/25	$197,219
100,000	Microsoft Corp.	2.40%	08/08/26	93,162
500,000	Microsoft Corp.	3.30%	02/06/27	496,952
100,000	Microsoft Corp.	3.45%	08/08/36	97,731
250,000	Microsoft Corp.	4.10%	02/06/37	265,613
275,000	Microsoft Corp.	4.45%	11/03/45	305,187
350,000	Microsoft Corp.	3.70%	08/08/46	346,236
950,000	Microsoft Corp.	4.25%	02/06/47	1,024,706
200,000	Oracle Corp.	1.90%	09/15/21	193,187
100,000	Oracle Corp.	2.50%	05/15/22	98,094
500,000	Oracle Corp.	2.40%	09/15/23	479,274
250,000	Oracle Corp.	3.40%	07/08/24	250,230
350,000	Oracle Corp.	2.65%	07/15/26	327,612
400,000	Oracle Corp.	5.38%	07/15/40	478,631
350,000	Oracle Corp.	4.00%	07/15/46	345,777
				7,067,763
	Specialty Retail – 0.6%
500,000	Home Depot (The), Inc.	2.00%	04/01/21	488,146
770,000	Home Depot (The), Inc.	4.40%	04/01/21	800,442
100,000	Home Depot (The), Inc.	3.35%	09/15/25	99,701
550,000	Home Depot (The), Inc.	3.00%	04/01/26	535,184
250,000	Home Depot (The), Inc.	2.13%	09/15/26	226,404
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	947,439
100,000	Home Depot (The), Inc.	4.40%	03/15/45	107,462
500,000	Home Depot (The), Inc.	4.25%	04/01/46	524,195
500,000	Home Depot (The), Inc.	3.90%	06/15/47	498,790
250,000	Home Depot (The), Inc.	3.50%	09/15/56	223,911
				4,451,674
	Technology Hardware, Storage & Peripherals – 0.9%
450,000	Apple, Inc.	2.85%	05/06/21	450,471
250,000	Apple, Inc.	1.55%	08/04/21	239,698
250,000	Apple, Inc.	2.10%	09/12/22	241,012
250,000	Apple, Inc.	2.40%	01/13/23	242,933
375,000	Apple, Inc.	2.40%	05/03/23	362,998
250,000	Apple, Inc.	3.00%	02/09/24	247,377
500,000	Apple, Inc.	2.85%	05/11/24	487,800
500,000	Apple, Inc.	2.75%	01/13/25	481,667
100,000	Apple, Inc.	2.45%	08/04/26	92,804
250,000	Apple, Inc.	3.35%	02/09/27	247,259
500,000	Apple, Inc.	3.20%	05/11/27	489,137
250,000	Apple, Inc.	2.90%	09/12/27	238,265
500,000	Apple, Inc.	3.00%	11/13/27	479,466
100,000	Apple, Inc.	4.45%	05/06/44	107,575
100,000	Apple, Inc.	4.65%	02/23/46	110,384
600,000	Apple, Inc.	4.25%	02/09/47	623,208
250,000	Apple, Inc.	3.75%	09/12/47	242,255
250,000	Apple, Inc.	3.75%	11/13/47	242,032
250,000	Apple, Inc., 3 Mo. LIBOR + 0.20% (a)	1.99%	02/07/20	250,651
110,000	Apple, Inc., 3 Mo. LIBOR + 0.50% (a)	2.30%	02/09/22	111,332
500,000	Hewlett Packard Enterprise Co. (c)	2.10%	10/04/19	493,591
100,000	Hewlett Packard Enterprise Co.	3.60%	10/15/20	100,984
				6,582,899
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Tobacco – 0.1%
$250,000	BAT Capital Corp. (c)	3.22%	08/15/24	$241,374
250,000	BAT Capital Corp. (c)	3.56%	08/15/27	239,930
250,000	BAT Capital Corp. (c)	4.39%	08/15/37	249,205
250,000	BAT Capital Corp. (c)	4.54%	08/15/47	248,307
				978,816
	Trading Companies & Distributors – 0.1%
250,000	Air Lease Corp.	2.50%	03/01/21	245,221
250,000	Air Lease Corp.	2.75%	01/15/23	241,634
250,000	Air Lease Corp.	3.25%	03/01/25	238,872
				725,727
	Water Utilities – 0.0%
250,000	American Water Capital Corp.	3.75%	09/01/47	239,756
	Total Corporate Bonds and Notes			298,559,988
	(Cost $303,422,329)
FOREIGN CORPORATE BONDS AND NOTES – 1.6%
	Banks – 0.5%
475,000	HSBC Holdings PLC	2.65%	01/05/22	462,082
200,000	HSBC Holdings PLC (b)	3.26%	03/13/23	197,508
625,000	HSBC Holdings PLC	3.90%	05/25/26	624,370
350,000	HSBC Holdings PLC	4.38%	11/23/26	349,189
200,000	HSBC Holdings PLC (b)	4.04%	03/13/28	200,087
700,000	HSBC Holdings PLC, 3 Mo. LIBOR + 1.66% (a)	3.60%	05/25/21	724,102
500,000	HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)	4.29%	03/08/21	525,415
250,000	Mizuho Financial Group, Inc.	3.55%	03/05/23	248,932
250,000	Mizuho Financial Group, Inc.	4.02%	03/05/28	251,609
250,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	2.81%	03/05/23	249,821
250,000	Royal Bank of Scotland Group PLC (b)	3.50%	05/15/23	245,898
				4,079,013
	Capital Markets – 0.2%
500,000	Credit Suisse Group AG (c)	3.57%	01/09/23	497,474
500,000	Credit Suisse Group AG (b) (c)	3.87%	01/12/29	485,631
250,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.22% (a) (c)	3.14%	05/23/23	254,246
				1,237,351
	Diversified Financial Services – 0.1%
444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	434,820
250,000	Shell International Finance, B.V.	4.00%	05/10/46	250,842
250,000	Shell International Finance, B.V.	3.75%	09/12/46	241,686
				927,348
	Health Care Equipment & Supplies – 0.1%
250,000	Medtronic Global Holdings SCA	1.70%	03/28/19	247,739
250,000	Medtronic Global Holdings SCA	3.35%	04/01/27	247,006
				494,745
	Metals & Mining – 0.2%
250,000	Anglo American Capital PLC (c)	3.63%	09/11/24	241,114
250,000	Anglo American Capital PLC (c)	4.00%	09/11/27	240,122
250,000	Anglo American Capital PLC (c)	4.50%	03/15/28	249,951
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	382,084
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Metals & Mining (Continued)
$350,000	Vale Overseas, Ltd.	6.25%	08/10/26	$392,875
				1,506,146
	Oil, Gas & Consumable Fuels – 0.4%
100,000	BP Capital Markets PLC	3.12%	05/04/26	96,895
500,000	Canadian Natural Resources, Ltd.	2.95%	01/15/23	486,039
100,000	Canadian Natural Resources, Ltd.	3.80%	04/15/24	99,661
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	489,874
500,000	Canadian Natural Resources, Ltd.	4.95%	06/01/47	523,625
100,000	Cenovus Energy, Inc.	5.40%	06/15/47	101,021
250,000	Enbridge, Inc.	2.90%	07/15/22	242,780
250,000	Enbridge, Inc.	4.25%	12/01/26	250,547
250,000	Enbridge, Inc.	3.70%	07/15/27	240,109
250,000	Enbridge, Inc.	5.50%	12/01/46	279,790
200,000	Petroleos Mexicanos	5.38%	03/13/22	208,400
250,000	Suncor Energy, Inc.	4.00%	11/15/47	246,182
				3,264,923
	Trading Companies & Distributors – 0.1%
250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.50%	01/15/25	241,406
250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88%	01/23/28	238,837
				480,243
	Total Foreign Corporate Bonds and Notes			11,989,769
	(Cost $12,019,668)
U.S. GOVERNMENT BONDS AND NOTES – 0.7%
1,308,000	U.S. Treasury Bond	2.75%	11/15/47	1,250,673
400,000	U.S. Treasury Note (d)	1.38%	09/30/19	394,914
340,000	U.S. Treasury Note	2.25%	02/29/20	339,874
496,000	U.S. Treasury Note	2.25%	02/15/21	494,159
1,260,000	U.S. Treasury Note	2.63%	02/28/23	1,263,986
65,000	U.S. Treasury Note	2.25%	12/31/24	63,280
245,000	U.S. Treasury Note	2.75%	02/28/25	246,053
765,000	U.S. Treasury Note	2.75%	02/15/28	765,493
	Total U.S. Government Bonds and Notes			4,818,432
	(Cost $4,776,577)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER – 0.5%
	Oil, Gas & Consumable Fuels – 0.5%
3,500,000	Enbridge U.S., Inc.	2.65%	04/02/18	3,499,223
	(Cost $3,499,743)
	Total Investments – 99.5%			726,635,801
	(Cost $673,875,128) (e)

Net Other Assets and Liabilities – 0.5%	3,788,937
Net Assets – 100.0%	$730,424,738
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	20	Jun 2018	$ (2,422,813)	$(19,375)
U.S. Treasury 5-Year Notes	Short	40	Jun 2018	(4,578,438)	(14,958)
U.S. Treasury CME Ultra Long Term Bonds	Short	6	Jun 2018	(962,812)	(26,156)
U.S. Treasury Ultra 10-Year Notes	Short	97	Jun 2018	(12,596,359)	(180,852)
Total Futures Contracts				$ (20,560,422)	$(241,341)

(a)	Floating or variable rate security.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2018, securities noted as such amounted to $17,317,629 or 2.4% of net assets.
(d)	All or a portion of this security is segregated as collateral for open futures contracts.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,406,860 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,887,528. The net unrealized appreciation was $52,519,332. The amounts presented are inclusive of derivative contracts.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 407,768,389	$ 407,768,389	$ —	$ —
Corporate Bonds and Notes*	298,559,988	—	298,559,988	—
Foreign Corporate Bonds and Notes*	11,989,769	—	11,989,769	—
U.S. Government Bonds and Notes	4,818,432	—	4,818,432	—
Commercial Paper*	3,499,223	—	3,499,223	—
Total Investments	$ 726,635,801	$ 407,768,389	$ 318,867,412	$—

LIABILITIES TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures	$ (241,341)	$ (241,341)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 38.8%
	Capital Markets — 38.8%
15,770	First Trust Institutional Preferred Securities and Income ETF (a)	$307,357
47,700	First Trust Preferred Securities and Income ETF (a)	928,242
61,600	First Trust Senior Loan Fund (a)	2,964,192
30,590	First Trust Tactical High Yield ETF (a)	1,456,390
105	iShares 20+ Year Treasury Bond ETF	12,799
400	iShares 3-7 Year Treasury Bond ETF	48,248
480	iShares 7-10 Year Treasury Bond ETF	49,531
6,177	iShares Floating Rate Bond ETF	314,595
13,070	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,534,287
3,000	iShares MBS ETF	313,920
1	Vanguard Mortgage-Backed Securities ETF	52
	Total Exchange-Traded Funds	7,929,613
	(Cost $8,013,342)

COMMON STOCKS — 22.6%
	Aerospace & Defense — 0.7%
321	General Dynamics Corp.	70,909
360	Raytheon Co.	77,695
		148,604
	Banks — 1.7%
1,056	JPMorgan Chase & Co.	116,128
451	M&T Bank Corp.	83,146
1,426	U.S. Bancorp	72,013
1,491	Webster Financial Corp.	82,601
		353,888
	Beverages — 0.4%
547	Diageo PLC, ADR	74,075

	Biotechnology — 0.3%
668	AbbVie, Inc.	63,226

	Capital Markets — 0.4%
159	BlackRock, Inc.	86,133

	Chemicals — 0.9%
416	Ecolab, Inc.	57,021
464	International Flavors & Fragrances, Inc.	63,526
569	LyondellBasell Industries N.V., Class A	60,132
		180,679
	Communications Equipment — 0.5%
2,189	Cisco Systems, Inc.	93,886

	Consumer Finance — 0.4%
882	Capital One Financial Corp.	84,513

	Diversified Telecommunication Services — 0.3%
1,312	Verizon Communications, Inc.	62,740

	Electric Utilities — 1.5%
612	Alliant Energy Corp.	25,006
440	American Electric Power Co., Inc.	30,180
310	Duke Energy Corp.	24,016
907	Emera, Inc. (CAD)	28,695

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
243	Eversource Energy.	$14,318
990	Exelon Corp.	38,620
1,046	Fortis, Inc. (CAD)	35,309
877	Hydro One Ltd. (CAD) (b)	14,241
349	NextEra Energy, Inc.	57,002
512	PPL Corp.	14,484
671	Southern (The) Co.	29,967
		311,838
	Electrical Equipment — 0.3%
862	Eaton Corp. PLC	68,882

	Electronic Equipment, Instruments & Components — 0.4%
787	TE Connectivity Ltd.	78,621

	Energy Equipment & Services — 0.2%
542	Schlumberger Ltd.	35,111

	Food & Staples Retailing — 0.8%
1,285	Sysco Corp.	77,049
893	Walmart, Inc.	79,450
		156,499
	Gas Utilities — 0.3%
176	Atmos Energy Corp.	14,826
376	New Jersey Resources Corp.	15,078
685	UGI Corp.	30,428
		60,332
	Health Care Equipment & Supplies — 0.8%
1,405	Abbott Laboratories	84,188
918	STERIS PLC	85,704
		169,892
	Health Care Providers & Services — 0.7%
474	Aetna, Inc.	80,106
946	CVS Health Corp.	58,851
		138,957
	Hotels, Restaurants & Leisure — 0.8%
1,325	Carnival Corp.	86,894
456	McDonald’s Corp.	71,309
		158,203
	Industrial Conglomerates — 0.7%
474	Honeywell International, Inc.	68,498
1,206	Siemens AG, ADR	77,088
		145,586
	Insurance — 0.4%
1,824	FNF Group	72,996

	IT Services — 0.9%
701	Accenture PLC, Class A	107,604
871	Fidelity National Information Services, Inc.	83,877
		191,481

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 0.3%
413	Parker-Hannifin Corp.	$70,635

	Multi-Utilities — 0.7%
1,041	National Grid PLC, ADR	58,744
895	Public Service Enterprise Group, Inc.	44,965
127	Sempra Energy	14,125
227	WEC Energy Group, Inc.	14,233
		132,067
	Oil, Gas & Consumable Fuels — 3.3%
561	Chevron Corp.	63,976
2,507	Enbridge Income Fund Holdings, Inc. (CAD)	54,330
873	Enbridge, Inc.	27,473
855	Exxon Mobil Corp.	63,792
1,598	Inter Pipeline Ltd. (CAD)	27,734
6,152	Kinder Morgan, Inc.	92,649
1,435	ONEOK, Inc.	81,680
1,226	TOTAL S.A., ADR	70,728
4,417	TransCanada Corp.	182,466
		664,828
	Pharmaceuticals — 1.4%
813	Eli Lilly & Co.	62,902
648	Johnson & Johnson	83,041
1,267	Merck & Co., Inc.	69,014
845	Novartis AG, ADR	68,318
		283,275
	Road & Rail — 0.4%
598	Union Pacific Corp.	80,389

	Semiconductors & Semiconductor Equipment — 0.8%
318	Broadcom Ltd.	74,937
1,749	Intel Corp.	91,088
		166,025
	Software — 0.8%
1,014	Microsoft Corp.	92,548
1,474	Oracle Corp.	67,436
		159,984
	Specialty Retail — 0.4%
477	Home Depot (The), Inc.	85,020

	Technology Hardware, Storage & Peripherals — 0.4%
539	Apple, Inc.	90,433

	Textiles, Apparel & Luxury Goods — 0.3%
1,058	NIKE, Inc., Class B	70,294

	Trading Companies & Distributors — 0.4%
845	MSC Industrial Direct Co., Inc., Class A	77,495
	Total Common Stocks	4,616,587
	(Cost $4,163,718)

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 12.2%
	Diversified REITs — 1.9%
2,506	Liberty Property Trust	$99,563
853	PS Business Parks, Inc.	96,423
4,080	STORE Capital Corp.	101,266
3,494	Washington Real Estate Investment Trust	95,386
		392,638
	Health Care REITs — 1.0%
1,484	National Health Investors, Inc.	99,858
6,329	Physicians Realty Trust	98,543
		198,401
	Hotel & Resort REITs — 1.5%
3,897	Hospitality Properties Trust	98,750
5,742	Host Hotels & Resorts, Inc.	107,031
5,302	Xenia Hotels & Resorts, Inc.	104,555
		310,336
	Industrial REITs — 1.5%
3,951	Duke Realty Corp.	104,622
1,715	Prologis, Inc.	108,028
4,056	STAG Industrial, Inc.	97,020
		309,670
	Office REITs — 1.4%
3,549	Corporate Office Properties Trust	91,671
2,226	Highwoods Properties, Inc.	97,543
1,001	SL Green Realty Corp.	96,927
		286,141
	Residential REITs — 1.5%
2,530	Apartment Investment & Management Co., Class A	103,097
612	AvalonBay Communities, Inc.	100,650
1,085	Mid-America Apartment Communities, Inc.	98,995
		302,742
	Retail REITs — 1.0%
2,703	National Retail Properties, Inc.	106,120
634	Simon Property Group, Inc.	97,858
		203,978
	Specialized REITs — 2.4%
766	American Tower Corp.	111,330
1,793	CyrusOne, Inc.	91,820
938	Digital Realty Trust, Inc.	98,846
1,664	EPR Properties	92,186
1,159	Extra Space Storage, Inc.	101,250
		495,432
	Total Real Estate Investment Trusts	2,499,338
	(Cost $2,564,688)

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 9.1%
	Chemicals — 0.3%
2,252	Westlake Chemical Partners, L.P.	$50,332

	Gas Utilities — 0.5%
2,026	AmeriGas Partners, L.P.	80,979
921	Suburban Propane Partners, L.P.	20,271
		101,250
	Independent Power and Renewable Electricity Producers — 0.5%
2,431	NextEra Energy Partners, L.P.	97,216

	Oil, Gas & Consumable Fuels — 7.8%
1,496	Alliance Resource Partners, L.P.	26,404
2,254	BP Midstream Partners, L.P.	40,211
661	Buckeye Partners, L.P.	24,715
12,951	Enbridge Energy Partners, L.P.	124,848
11,842	Enterprise Products Partners, L.P.	289,892
2,198	EQT Midstream Partners, L.P.	129,748
5,030	Holly Energy Partners, L.P.	138,677
2,833	Magellan Midstream Partners, L.P.	165,306
2,627	Phillips 66 Partners, L.P.	125,518
5,207	Shell Midstream Partners, L.P.	109,607
4,131	Spectra Energy Partners, L.P.	138,967
4,059	TC PipeLines, L.P.	140,807
383	TransMontaigne Partners, L.P.	13,708
744	Valero Energy Partners, L.P.	26,360
3,105	Williams Partners, L.P.	106,905
		1,601,673
	Total Master Limited Partnerships	1,850,471
	(Cost $2,097,491)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 9.0%
$68,611	U.S. Treasury Inflation Indexed Bond (c)	1.75%	01/15/28	75,485
42,708	U.S. Treasury Inflation Indexed Bond (c)	2.50%	01/15/29	50,625
22,613	U.S. Treasury Inflation Indexed Bond (c)	3.88%	04/15/29	30,052
9,913	U.S. Treasury Inflation Indexed Bond (c)	3.38%	04/15/32	13,354
24,078	U.S. Treasury Inflation Indexed Bond (c)	2.13%	02/15/40	30,423
37,118	U.S. Treasury Inflation Indexed Bond (c)	2.13%	02/15/41	47,175
34,877	U.S. Treasury Inflation Indexed Bond (c)	0.75%	02/15/42	34,007
36,218	U.S. Treasury Inflation Indexed Bond (c)	0.63%	02/15/43	34,189
34,878	U.S. Treasury Inflation Indexed Bond (c)	1.38%	02/15/44	38,830
33,993	U.S. Treasury Inflation Indexed Bond (c)	0.75%	02/15/45	32,818
29,285	U.S. Treasury Inflation Indexed Bond (c)	1.00%	02/15/46	30,027
27,719	U.S. Treasury Inflation Indexed Bond (c)	0.88%	02/15/47	27,547
12,060	U.S. Treasury Inflation Indexed Bond (c)	1.00%	02/15/48	12,384
94,023	U.S. Treasury Inflation Indexed Note (c)	0.13%	04/15/19	93,984
29,017	U.S. Treasury Inflation Indexed Note (c)	1.88%	07/15/19	29,806
31,401	U.S. Treasury Inflation Indexed Note (c)	1.38%	01/15/20	32,089
69,845	U.S. Treasury Inflation Indexed Note (c)	0.13%	04/15/20	69,598
52,273	U.S. Treasury Inflation Indexed Note (c)	1.25%	07/15/20	53,682
59,137	U.S. Treasury Inflation Indexed Note (c)	1.13%	01/15/21	60,510

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$66,921	U.S. Treasury Inflation Indexed Note (c)	0.13%	04/15/21	$66,384
56,078	U.S. Treasury Inflation Indexed Note (c)	0.63%	07/15/21	56,779
64,492	U.S. Treasury Inflation Indexed Note (c)	0.13%	01/15/22	63,830
64,199	U.S. Treasury Inflation Indexed Note (c)	0.13%	04/15/22	63,318
62,505	U.S. Treasury Inflation Indexed Note (c)	0.13%	07/15/22	61,903
62,272	U.S. Treasury Inflation Indexed Note (c)	0.13%	01/15/23	61,262
61,765	U.S. Treasury Inflation Indexed Note (c)	0.38%	07/15/23	61,593
61,602	U.S. Treasury Inflation Indexed Note (c)	0.63%	01/15/24	61,959
60,744	U.S. Treasury Inflation Indexed Note (c)	0.13%	07/15/24	59,375
61,732	U.S. Treasury Inflation Indexed Note (c)	0.25%	01/15/25	60,403
51,932	U.S. Treasury Inflation Indexed Note (c)	2.38%	01/15/25	58,182
61,657	U.S. Treasury Inflation Indexed Note (c)	0.38%	07/15/25	60,915
62,579	U.S. Treasury Inflation Indexed Note (c)	0.63%	01/15/26	62,605
35,586	U.S. Treasury Inflation Indexed Note (c)	2.00%	01/15/26	39,314
53,762	U.S. Treasury Inflation Indexed Note (c)	0.13%	07/15/26	51,699
56,426	U.S. Treasury Inflation Indexed Note (c)	0.38%	01/15/27	55,068
27,650	U.S. Treasury Inflation Indexed Note (c)	2.38%	01/15/27	31,694
53,694	U.S. Treasury Inflation Indexed Note (c)	0.38%	07/15/27	52,413
22,103	U.S. Treasury Inflation Indexed Note (c)	0.50%	01/15/28	21,720
	Total U.S. Government Bonds and Notes			1,847,001
	(Cost $1,864,336)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.7%
	Collateralized Mortgage Obligations — 3.7%
	Fannie Mae REMICS
112	Series 1988-30, Class D	9.50%	12/25/18	113
102	Series 1989-69, Class G	7.60%	10/25/19	103
381	Series 1989-82, Class G	8.40%	11/25/19	394
1,705	Series 1990-37, Class K	9.50%	04/25/20	1,715
1,746	Series 1990-109, Class J	7.00%	09/25/20	1,800
775	Series 1992-24, Class Z	6.50%	04/25/22	812
11	Series 1992-44, Class ZQ	8.00%	07/25/22	11
2,008	Series 1993-1, Class KA	7.90%	01/25/23	2,178
1,377	Series 1993-62, Class E	7.00%	04/25/23	1,473
479	Series 1993-119, Class H	6.50%	07/25/23	508
3,246	Series 1993-178, Class PK	6.50%	09/25/23	3,465
3,105	Series 1995-24, Class G	6.50%	04/25/23	3,276
1,974	Series 1999-56, Class Z	7.00%	12/18/29	2,165
37,175	Series 2002-9, Class MS, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	6.23%	03/25/32	6,697
1,660	Series 2002-67, Class PE	5.50%	11/25/32	1,807
4,788	Series 2002-90, Class A1	6.50%	06/25/42	5,410
3,956	Series 2003-14, Class AQ	3.50%	03/25/33	3,991
5,879	Series 2003-41, Class OA	4.00%	05/25/33	5,975
30	Series 2003-92, Class HP	4.50%	09/25/18	30
11,324	Series 2004-10, Class ZB	6.00%	02/25/34	12,891
1,168	Series 2004-76, Class CL	4.00%	10/25/19	1,169
2,809	Series 2004-92, Class S, IO, 1 Mo. LIBOR × -1 + 6.70% (d)	4.83%	08/25/34	81
131	Series 2005-46, Class LW	5.00%	06/25/20	131
6,365	Series 2005-68, Class BC	5.25%	06/25/35	6,491
1,932	Series 2005-70, Class KJ	5.50%	09/25/34	1,939
18,304	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (e)	2.28%	09/25/35	18,373

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fannie Mae REMICS (Continued)
$11	Series 2005-120, Class NF, 1 Mo. LIBOR + 0.10% (e)	1.97%	01/25/21	$11
73,463	Series 2007-10, Class Z	6.00%	02/25/37	81,374
173,278	Series 2009-78, Class VI, IO	6.00%	02/25/39	4,335
71,463	Series 2009-86, Class IP, IO	5.50%	10/25/39	13,281
233	Series 2011-38, Class AH	2.75%	05/25/20	232
2,846	Series 2012-35, Class PL	2.00%	11/25/41	2,742
1,003	Series 2013-14, Class QE	1.75%	03/25/43	932
52,161	Series 2013-31, Class NT	3.00%	04/25/43	51,581
	Fannie Mae REMIC Trust
15,875	Series 2007-W8, Class 1A5 (f)	6.37%	09/25/37	16,881
	Fannie Mae Trust
5,661	Series 2004-W8, Class 3A	7.50%	06/25/44	6,467
	FHLMC - GNMA
387	Series 1993-5, Class HA	7.50%	02/25/23	413
932	Series 1994-27, Class D	7.00%	03/25/24	1,008
	Freddie Mac REMICS
413	Series 1988-23, Class F	9.60%	04/15/20	419
437	Series 1989-84, Class F	9.20%	10/15/20	452
1,736	Series 1991-1074, Class I	6.75%	05/15/21	1,765
1,588	Series 1991-1078, Class GZ	6.50%	05/15/21	1,626
584	Series 1992-1250, Class J	7.00%	05/15/22	596
18,963	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (e)	2.38%	10/15/22	19,146
31,351	Series 1993-1487, Class P, IO, 1 Mo. LIBOR × -1 + 9.50% (d)	7.72%	03/15/23	3,503
5,389	Series 1994-1673, Class FB, 10 Yr. U.S. Treasury Yield Curve - 0.50% (e)	2.36%	02/15/24	5,388
653	Series 1996-1807, Class G	9.00%	10/15/20	686
73	Series 1996-1847, Class LL	7.50%	04/15/26	81
15,620	Series 1998-2033, Class IA, IO	7.00%	02/15/28	1,981
7	Series 1998-2056, Class TD	6.50%	05/15/18	7
3,814	Series 1999-2130, Class KB	6.38%	03/15/29	4,182
56,512	Series 1999-2174, Class PN	6.00%	07/15/29	60,955
10,167	Series 2001-2277, Class B	7.50%	01/15/31	11,760
301	Series 2003-2559, Class PB	5.50%	08/15/30	306
143	Series 2003-2649, Class KA	4.50%	07/15/18	143
40,000	Series 2003-2676, Class LL	5.50%	09/15/33	43,890
23,340	Series 2004-2768, Class PW	4.25%	03/15/34	24,462
8,000	Series 2004-2778, Class MM	5.25%	04/15/34	8,685
1,232	Series 2004-2780, Class JA	4.50%	04/15/19	1,236
492	Series 2005-2922, Class QE	5.00%	05/15/34	498
21,772	Series 2005-2953, Class LZ	6.00%	03/15/35	26,012
24,843	Series 2005-2958, Class QJ	4.00%	04/15/20	24,939
36,961	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.82%	02/15/36	6,821
48,780	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR × -1 + 7.15% (d)	5.37%	08/15/36	8,755
3,206	Series 2006-3237, Class CB	5.50%	07/15/36	3,353
17,275	Series 2010-3758, Class M	4.50%	10/15/38	17,814
6,679	Series 2010-3775, Class KZ	4.00%	08/15/25	6,697
1,668	Series 2011-3824, Class FA, 1 Mo. LIBOR + 0.15% (e)	1.93%	03/15/26	1,668
2,225	Series 2012-3994, Class AE	1.63%	02/15/22	2,190

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac REMICS (Continued)
$20,246	Series 2013-4178, Class ZN	3.50%	03/15/43	$19,816
2,363	Series 2013-4253, Class TD	2.00%	07/15/40	2,347
	Freddie Mac Strips
19,772	Series 1994-169, Class IO, IO	8.50%	03/01/23	2,610
	Government National Mortgage Association
13,661	Series 1999-30, Class S, IO, 1 Mo. LIBOR × -1 + 8.60% (d)	6.81%	08/16/29	179
38,582	Series 2002-92, Class PB	5.50%	12/20/32	42,067
9,314	Series 2006-16, Class OP, PO	(g)	03/20/36	8,366
55,000	Series 2007-35, Class NE	6.00%	06/16/37	63,290
7,455	Series 2009-29, Class TA	4.50%	03/16/39	7,687
767	Series 2009-81, Class PA	5.50%	02/16/38	785
5,836	Series 2009-102, Class MA	4.00%	06/16/39	5,923
2,458	Series 2010-121, Class PQ	3.00%	02/20/39	2,464
30,607	Series 2011-136, Class GB	2.50%	05/20/40	30,095
30,257	Series 2013-20, Class KI, IO	5.00%	01/20/43	6,159
				744,059
	Pass-through Securities — 3.0%
	Federal Home Loan Mortgage Corporation
17,890	Pool A47829	4.00%	08/01/35	18,445
8,887	Pool C01252	6.50%	11/01/31	10,016
63,774	Pool G01731	6.50%	12/01/29	71,871
36,269	Pool G06358	4.00%	04/01/41	37,566
3,912	Pool O20138	5.00%	11/01/30	4,205
23,216	Pool U90316	4.00%	10/01/42	24,063
	Federal National Mortgage Association
957	Pool 745121	5.50%	12/01/18	959
6,555	Pool 888366	7.00%	04/01/37	7,419
19,375	Pool 890383	4.00%	01/01/42	20,038
26,517	Pool AA9393	4.50%	07/01/39	28,084
35,359	Pool AD0659	6.00%	02/01/23	36,943
18,571	Pool AE0050	5.50%	12/01/22	19,250
11,956	Pool AH1568	4.50%	12/01/40	12,653
30,209	Pool AL0791	4.00%	02/01/41	31,273
27,754	Pool AS9194	4.50%	12/01/44	29,255
53,608	Pool AU4289	4.00%	09/01/43	55,380
8,006	Pool MA0561	4.00%	11/01/40	8,279
38,733	Pool MA1028	4.00%	04/01/42	40,054
	Government National Mortgage Association
12,068	Pool 3428	5.00%	08/20/33	13,078
18,450	Pool 3500	5.50%	01/20/34	20,334
9,232	Pool 3711	5.50%	05/20/35	10,177
29,038	Pool 667422	5.00%	10/15/39	31,377
13,319	Pool 706201	5.50%	04/20/39	14,455
17,056	Pool 736558	5.00%	02/15/40	18,336
30,259	Pool 759248	4.00%	02/15/41	31,746
22,143	Pool MA3525	5.50%	03/20/46	24,320
				619,576
	Total U.S. Government Agency Mortgage-Backed Securities			1,363,635
	(Cost $1,379,835)

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 0.1%
	Collateralized Mortgage Obligations — 0.1%
	Credit Suisse First Boston Mortgage Securities Corp.
$557	Series 2004-4, Class 1A3	5.75%	08/25/34	$560
4,148	Series 2004-6, Class 2A1	4.75%	09/25/19	4,144
	MASTR Alternative Loan Trust
2,625	Series 2004-10, Class 2A1	5.50%	10/25/19	2,670
744	Series 2005-1, Class 5A1	5.50%	01/25/20	759
	MASTR Asset Securitization Trust
7,201	Series 2004-1, Class 5A4	5.50%	02/25/34	7,373
	RAAC Trust
1,395	Series 2005-SP1, Class 2A1	5.25%	09/25/34	1,412
	Structured Asset Mortgage Investments Trust
8,856	Series 1999-1, Class 2A (h)	6.68%	06/25/29	8,829
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
528	Series 2004-21XS, Class 2A6A (f)	5.24%	12/25/34	527
	WAMU Mortgage Pass-Through Certificates
151	Series 2002-S8, Class 2A7	5.25%	01/25/33	152
	Wells Fargo Mortgage Backed-Securities Trust
1,290	Series 2006-17, Class A4	5.50%	11/25/21	1,298
	Total Mortgage-Backed Securities			27,724
	(Cost $27,500)

ASSET-BACKED SECURITIES — 0.0%
	AFC Home Equity Loan Trust
526	Series 1997-4, Class 1A2, 1 Mo. LIBOR + 0.71% (e)	2.33%	12/22/27	510
	Total Asset-Backed Securities			510
	(Cost $503)

U.S. TREASURY BILLS — 0.1%
28,000	U.S. Treasury Bill	(g)	05/17/18	27,943
	Total U.S. Treasury Bills			27,943
	(Cost $27,943)
	Total Investments — 98.6%			20,162,822
	(Cost $20,139,356) (i)
	Net Other Assets and Liabilities — 1.4%			285,794
	Net Assets — 100.0%			$20,448,616

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

1

(a)	Investment in an affiliated fund.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(d)	Inverse floating rate security.
(e)	Floating or variable rate security.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Zero coupon security.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $721,944 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $698,478. The net unrealized appreciation was $23,466.

ADR	American Depositary Receipt
CAD	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
IO	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$7,929,613	$7,929,613	$—	$—
Common Stocks*	4,616,587	4,616,587	—	—
Real Estate Investment Trusts*	2,499,338	2,499,338	—	—
Master Limited Partnerships*	1,850,471	1,850,471	—	—
U.S. Government Bonds and Notes	1,847,001	—	1,847,001	—
U.S. Government Agency Mortgage-Backed Securities	1,363,635	—	1,363,635	—
Mortgage-Backed Securities	27,724	—	27,724	—
Asset-Backed Securities	510	—	510	—
U.S. Treasury Bills	27,943	—	27,943	—
Total Investments	$20,162,822	$16,896,009	$3,266,813	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 96.4%
	Capital Markets – 96.4%
3,968	First Trust BICK Index Fund (a)	$122,929
3,089	First Trust Chindia ETF (a)	121,168
6,936	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	435,789
17,759	First Trust Dow Jones Internet Index Fund (a) (b)	2,139,960
10,659	First Trust Emerging Markets AlphaDEX® Fund (a)	312,202
2,494	First Trust Germany AlphaDEX® Fund (a)	124,600
56,091	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	2,220,648
38,330	First Trust Large Cap Growth AlphaDEX® Fund (a)	2,438,171
37,594	First Trust Mid Cap Core AlphaDEX® Fund (a)	2,460,903
71,239	First Trust Nasdaq Bank ETF (a)	2,102,975
28,431	First Trust NASDAQ-100- Technology Sector Index Fund (a)	2,161,325
57,320	First Trust Small Cap Growth AlphaDEX® Fund (a)	2,479,090
2,355	First Trust Switzerland AlphaDEX® Fund (a)	123,496
39,410	First Trust Technology AlphaDEX® Fund (a)	2,168,338
14,129	iShares Core U.S. Aggregate Bond ETF	1,515,335
16,685	SPDR Bloomberg Barclays Convertible Securities ETF	861,947
29,005	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	881,172
24,277	SPDR Bloomberg Barclays International Corporate Bond ETF	874,215
14,925	SPDR Citi International Government Inflation-Protected Bond ETF	888,784
	Total Investments – 96.4%	24,433,047
	(Cost $21,810,346) (c)
	Net Other Assets and Liabilities – 3.6%	910,665
	Net Assets – 100.0%	$25,343,712

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,654,175 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,474. The net unrealized appreciation was $2,622,701.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 24,433,047	$ 24,433,047	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Variable Insurance Trust
March 31, 2018 (Unaudited)
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of three series (each a “Fund” and collectively, the “Funds”), First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced investment operations on October 30, 2015.
Each Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
March 31, 2018 (Unaudited)
Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
March 31, 2018 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
D. Futures Contracts
First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
March 31, 2018 (Unaudited)
contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Interest-Only Securities
An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
F. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
G. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in First Trust Multi Income at March 31, 2018, and for the fiscal year-to-date period (January 1, 2018, to March 31, 2018) are as follows:
Security Name	Shares at 3/31/2018	Value at 12/31/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2018	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	15,770	$ —	$ 317,459	$ —	$ (10,102)	$ —	$ 307,357	$ 3,962
First Trust Low Duration Opportunities ETF	—	3,668	324,812	(328,216)	7	(271)	—	467
First Trust Preferred Securities and Income ETF	47,700	1,186,193	52,684	(283,928)	(39,377)	12,670	928,242	12,432
First Trust Senior Loan Fund	61,600	2,763,251	199,619	—	1,322	—	2,964,192	26,140
First Trust Tactical High Yield ETF	30,590	1,179,765	305,453	—	(28,828)	—	1,456,390	20,093
		$5,132,877	$1,200,027	$(612,144)	$(76,978)	$12,399	$5,656,181	$63,094

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
March 31, 2018 (Unaudited)
Amounts relating to these investments in First Trust Dorsey Wright at March 31, 2018, and for the fiscal year-to-date period (January 1, 2018, to March 31, 2018) are as follows:
Security Name	Shares at 3/31/2018	Value at 12/31/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2018	Dividend Income
First Trust BICK Index Fund	3,968	$ 108,141	$ 15,013	$ (2,953)	$ 2,137	$ 591	$ 122,929	$ 215
First Trust Chindia ETF	3,089	108,306	17,368	(3,005)	(2,634)	1,133	121,168	164
First Trust Developed Markets ex-US AlphaDEX® Fund	6,936	389,688	54,160	(10,557)	(674)	3,172	435,789	397
First Trust Dow Jones Internet Index Fund	17,759	2,029,044	242,419	(346,844)	76,790	138,551	2,139,960	—
First Trust Emerging Markets AlphaDEX® Fund	10,659	265,731	40,858	(7,295)	10,171	2,737	312,202	163
First Trust Germany AlphaDEX® Fund	2,494	113,686	16,862	(3,109)	(3,810)	971	124,600	4
First Trust Industrials/Producer Durables AlphaDEX® Fund	56,091	2,050,972	279,443	(54,915)	(67,015)	12,163	2,220,648	3,180
First Trust Large Cap Growth AlphaDEX® Fund	38,330	2,242,246	260,140	(155,225)	51,260	39,750	2,438,171	1,024
First Trust Mid Cap Core AlphaDEX® Fund	37,594	2,231,742	300,795	(59,573)	(26,793)	14,732	2,460,903	837
First Trust Nasdaq Bank ETF	71,239	2,026,277	235,548	(166,932)	(24,295)	32,377	2,102,975	6,323
First Trust NASDAQ-100-Technology Sector Index Fund	28,431	2,006,766	234,175	(202,920)	48,086	75,218	2,161,325	2,706
First Trust Small Cap Growth AlphaDEX® Fund	57,320	2,165,861	346,507	(56,991)	13,524	10,189	2,479,090	1,174
First Trust Switzerland AlphaDEX® Fund	2,355	108,841	18,607	(2,934)	(1,766)	748	123,496	—
First Trust Technology AlphaDEX® Fund	39,410	1,906,897	227,507	(106,423)	130,346	10,011	2,168,338	870
		$17,754,198	$2,289,402	$(1,179,676)	$205,327	$342,343	$19,411,594	$17,057
3. Derivative Transactions
During the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the amount of notional values of futures contracts opened and closed in First Trust Dow Jones were $24,726,328 and $29,161,115, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Variable Insurance Trust

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 30, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 30, 2018

* Print the name and title of each signing officer under his or her signature.